UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSRS
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07840

Schroder Series Trust
 (Exact name of registrant as specified in charter)
________

One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices) (Zip code)

Michael Beattie
C/O SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-464-3108

Date of fiscal year end: October 31, 2020

Date of reporting period: April 30, 2020

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Schroder Mutual Funds

April 30, 2020	Semi-Annual Report

Domestic Equity
Schroder North American Equity Fund

Fixed Income
Schroder Core Bond Fund
Schroder Long Duration Investment-Grade Bond Fund
Schroder Total Return Fixed Income Fund

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling (800) 464-3108. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all Schroder Funds if you invest directly with a Fund.

Schroder Mutual Funds

Proxy Voting (Unaudited)
A description of the Funds’ proxy voting policies and procedures is available upon request, without charge, by visiting the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov, or by calling 1-800-464-3108 and requesting a copy of the applicable Fund’s Statement of Additional Information or on the Schroder Funds website at http://www.schroderfunds.com, by downloading the Funds’ Statement of Additional Information. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-800-464-3108 and on the SEC’s website at http://www.sec.gov.
Form N-PORT (Unaudited)
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schroder Mutual Funds

Important Information Concerning Fund Performance
Performance quoted represents past performance and does not guarantee or predict future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any double digit returns are highly unusual and cannot be sustained.  Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance and other information, which may be lower or higher than that cited, is available by contacting SIMNA at (212) 641-3800 and is periodically updated on our website: www.schroderfunds.com.

Schroder North American Equity Fund
Performance Information
	One Year Ended April 30, 2020	Five Years Ended April 30, 2020 (a)	Ten Years Ended April 30, 2020 (a)
Schroder North American Equity Fund
Investor Shares	-0.93%	8.09%	10.72%
S&P 500 Index	0.86%	9.12%	11.69%

(a)	Average annual total returns.

“Total Return” is calculated including reinvestment of all dividends and distributions. Results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

Top 5 Holdings
Security	% of Net Assets
Microsoft	6.0%
Apple	5.3
Amazon.com	4.2
Johnson & Johnson	2.1
Facebook	2.1

Sector Allocation
Sector	% of Net Assets
Information Technology	27.4%
Healthcare	15.4
Financials	11.2
Communication Services	9.9
Consumer Discretionary	9.0
Consumer Staples	8.7
Industrials	8.7
Energy	2.7
Materials	1.5
Utilities	0.9
Real Estate	0.8
Other Assets less Liabilities	3.8

Schroder Core Bond Fund
Performance Information
	One Year Ended April 30, 2020	Annualized Since Inception (a)
Schroder Core Bond Fund
R6 Shares	11.61%	6.82%
Bloomberg Barclays U.S. Aggregate Bond Index	10.84%	6.61%

(a)	From commencement of fund operations January 31, 2018.

“Total Return” is calculated including reinvestment of all dividends and distributions. Results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

Top 5 Holdings
Security	% of Net Assets
United States Treasury Note 1.500%, 08/15/22	5.4%
United States Treasury Note 1.500%, 11/30/21	4.7
United States Treasury Note 0.375%, 03/31/22	3.2
United States Treasury Note 1.125%, 02/28/25	2.1
FNMA 3.000%, 02/01/50	2.0

Sector Allocation
Sector	% of Net Assets
Corporate Obligations	50.3%
U.S. Treasury Obligations	27.8
U.S. Government Mortgage-Backed Obligations	14.8
Taxable Municipal Bonds	1.9
Collateralized Mortgage Obligations	1.5
Other Assets less Liabilities	3.7

Schroder Long Duration Investment-Grade Bond Fund
Performance Information
	One Year Ended April 30, 2020	Five Years Ended April 30, 2020 (a)	Annualized Since Inception (b)
Schroder Long Duration Investment-Grade Bond Fund
Investor Shares	27.60%	7.26%	7.97%
Bloomberg Barclays U.S. Long Government/Credit Bond Index	25.20%	7.45%	6.54%

(a)	Average annual total returns.
(b)	From commencement of fund operations on October 3, 2011.

“Total Return” is calculated including reinvestment of all dividends and distributions. Results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

Top 5 Holdings
Security	% of Net Assets
United States Treasury Bond 2.750%, 08/15/47	7.6%
United States Treasury Bond 2.875%, 05/15/43	6.1
United States Treasury Bond 4.500%, 02/15/36	3.7
United States Treasury Bond 3.000%, 08/15/48	3.5
United States Treasury Note 1.500%, 02/15/30	2.5

Sector Allocation
Sector	% of Net Assets
Corporate Obligations	52.7%
U.S. Treasury Obligations	39.6
Taxable Municipal Bonds	5.2
Sovereign Governments	1.6
Other Assets less Liabilities	0.9

Schroder Total Return Fixed Income Fund
Performance Information
	One Year Ended April 30, 2020	Five Years Ended April 30, 2020(a)	Ten Years Ended April 30, 2020(a)
Schroder Total Return Fixed Income Fund
Investor Shares	10.39%	3.45%	3.93%
Bloomberg Barclays U.S. Aggregate Bond Index	10.84%	3.80%	3.96%

(a)	Average annual total return.

“Total Return” is calculated including reinvestment of all dividends and distributions. Results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

Top 5 Holdings
Security	% of Net Assets
United States Treasury Note 2.500%, 12/31/20	2.6%
United States Treasury Bill 0.098%, 07/16/20	2.6
United States Treasury Note 2.625%, 07/31/20	2.5
FNMA 3.000%, 01/01/50	2.4
United States Treasury Note 0.375%, 03/31/22	2.4

Sector Allocation
Sector	% of Net Assets
Corporate Obligations	52.5%
U.S. Treasury Obligations	15.8
U.S. Government Mortgage-Backed Obligations	11.7
Asset-Backed Securities	10.2
Collateralized Mortgage Obligations	4.2
Sovereign Governments	2.4
Taxable Municipal Bonds	2.1
Other Assets less Liabilities	1.1

Schroder North American Equity Fund

Schedule of Investments
April 30, 2020 (unaudited)

Shares		Value $

	COMMON STOCK – 96.2%
	Canada – 1.3%
157,036	B2Gold	794,234
29,500	Canadian National Railway	2,439,560
2,600	Canadian Pacific Railway	590,923
4,300	Cogeco Communications	317,909
1,200	Constellation Software	1,153,947
23,400	Dollarama	733,966
10,188	Kirkland Lake Gold	421,148
41,700	Magna International Class A	1,624,920
112,700	Manulife Financial	1,419,326
27,500	Open Text	1,039,190
11,732	Pan American Silver	249,482
24,300	Parex Resources (1)	266,402
17,991	Wesdome Gold Mines (1)	137,781
		11,188,788
	Israel – 0.3%
20,936	Check Point Software Technologies (1)	2,213,773

	United States – 94.6%
	Communication Services – 9.8%
41,200	Activision Blizzard	2,625,676
10,975	Alphabet Class A (1)	14,780,033
11,361	Alphabet Class C (1)	15,322,126
221,127	AT&T	6,737,740
743	Charter Communications Class A (1)	367,956
98,135	Comcast Class A	3,692,820
48,398	Discovery Class A (1)	1,085,083
2,374	Electronic Arts (1)	271,253
77,468	Facebook Class A (1)	15,858,474
39,751	Fox	1,028,358
7,859	Netflix (1)	3,299,601
30,940	Omnicom Group	1,764,508
202,171	Verizon Communications	11,614,724
18,770	ViacomCBS Class B	323,970
38,245	Walt Disney	4,136,197
		82,908,519
	Consumer Discretionary – 8.9%
14,206	Amazon.com (1)	35,145,644
301	AutoZone (1)	307,116
14,712	Best Buy	1,128,852
99	Booking Holdings (1)	146,576
49,546	BorgWarner	1,415,529
30,400	Capri Holdings (1)	463,600
1,429	Dollar General	250,504
25,657	DR Horton	1,211,524
128,082	eBay	5,101,506
24,400	Foot Locker	625,372
32,793	Garmin	2,661,480
79,400	Gentex	1,924,656
61,099	H&R Block	1,017,298
16,195	Harley-Davidson	353,537
1,848	Helen of Troy (1)	303,589

Shares		Value $

43,588	Home Depot	9,581,950
3,628	Kontoor Brands	70,419
11,632	Lear	1,135,865
5,507	Lennar Class A	275,735
38,026	LKQ (1)	994,380
9,037	Lowe’s	946,626
22,400	MasterCraft Boat Holdings (1)	234,080
14,922	McDonald’s	2,798,770
7,480	Meritage Homes (1)	393,149
9,022	Mohawk Industries (1)	791,410
31,102	Nike Class B	2,711,472
350	NVR (1)	1,085,000
35,335	PulteGroup	998,921
13,194	Starbucks	1,012,376
16,200	Tapestry (1)	241,056
		75,327,992
	Consumer Staples – 8.7%
79,191	Altria Group	3,108,247
23,065	Brown-Forman Class B	1,434,643
29,964	Church & Dwight	2,097,180
14,823	Clorox	2,763,600
215,818	Coca-Cola	9,903,888
74,103	Colgate-Palmolive	5,207,218
12,134	Costco Wholesale	3,676,602
42,827	General Mills	2,564,909
18,081	Hershey	2,394,467
45,438	Hormel Foods	2,128,770
6,207	JM Smucker	713,246
32,047	Kimberly-Clark	4,437,869
16,567	Monster Beverage (1)	1,024,006
67,327	PepsiCo	8,906,689
57,857	Philip Morris International	4,316,132
111,230	Procter & Gamble	13,110,680
13,373	Tyson Foods Class A	831,667
38,261	Walmart	4,650,625
		73,270,438
	Energy – 2.7%
21,112	Baker Hughes Class A	294,512
35,860	Cabot Oil & Gas	775,293
21,088	Cactus Class A	374,945
68,163	Chevron	6,270,996
34,176	ConocoPhillips	1,438,810
28,812	EOG Resources	1,368,858
118,302	ExxonMobil	5,497,494
21,373	Helmerich & Payne	422,544
18,000	HollyFrontier	594,720
7,658	International Seaways	185,324
24,058	Marathon Petroleum	771,781
99,000	Northern Oil and Gas (1)	82,883
21,700	Phillips 66	1,587,789
10,347	Pioneer Natural Resources	924,091
30,770	Plains GP Holdings Class A	282,777
24,283	Schlumberger	408,440
10,288	Teekay Tankers Class A (1)	208,949

The accompanying notes are an integral part of the financial statements.	6

Schroder North American Equity Fund

Schedule of Investments (continued)
April 30, 2020 (unaudited)

Shares		Value $

20,781	Valero Energy	1,316,476
		22,806,682
	Financials – 11.0%
11,906	Affiliated Managers Group	832,944
93,089	Aflac	3,466,634
11,500	American Equity Investment Life Holding	241,730
8,185	American Express	746,881
32,951	American Financial Group	2,182,674
17,223	Ameriprise Financial	1,979,612
10,597	Assured Guaranty	315,049
16,600	Athene Holding Class A (1)	448,200
239,250	Bank of America	5,753,962
57,200	Berkshire Hathaway Class B (1)	10,716,992
29,021	Capital One Financial	1,879,400
92,323	Citigroup	4,483,205
40,248	CVB Financial	836,555
15,711	Essent Group	429,225
3,092	Everest Re Group	535,318
8,259	FactSet Research Systems	2,271,225
28,226	Federated Investors Class B	642,706
86,513	Fifth Third Bancorp	1,616,928
4,322	First American Financial	199,331
4,800	First Interstate BancSystem Class A	162,240
72,000	Franklin Resources	1,356,480
45,748	Globe Life	3,766,890
17,476	Goldman Sachs Group	3,205,448
7,274	Houlihan Lokey Class A	431,930
29,539	Jefferies Financial Group	405,275
126,610	JPMorgan Chase	12,124,174
106,530	KeyCorp	1,241,074
30,939	Lincoln National	1,097,406
60,845	MetLife	2,195,287
43,442	MGIC Investment	317,561
58,261	Morgan Stanley	2,297,231
605	MSCI Class A	197,835
29,981	PNC Financial Services Group	3,198,073
5,100	Popular	196,809
3,463	Primerica	359,840
62,911	Principal Financial Group	2,290,589
25,240	Prudential Financial	1,574,219
10,052	S&P Global	2,944,030
26,582	SLM	221,694
31,701	Sterling Bancorp	390,873
80,346	Synchrony Financial	1,590,047
42,023	T. Rowe Price Group	4,859,119
50,595	Truist Financial	1,888,205
23,861	U.S. Bancorp	870,927
56,770	Unum Group	990,637
112,554	Wells Fargo	3,269,694
		93,022,158
	Healthcare – 15.4%
41,300	Abbott Laboratories	3,803,317
98,525	AbbVie	8,098,755
7,609	Alexion Pharmaceuticals (1)	817,739
37,627	Amgen	9,001,131

Shares		Value $

4,409	Anthem	1,237,739
2,204	Becton Dickinson	556,576
13,806	Biogen (1)	4,098,035
145,735	Bristol-Myers Squibb	8,862,145
1,745	Chemed	726,915
4,218	Cigna	825,800
23,934	Coherus Biosciences (1)	397,304
24,603	Danaher	4,021,606
9,807	Edwards Lifesciences (1)	2,133,023
44,542	Eli Lilly	6,887,975
43,028	Gilead Sciences	3,614,352
1,877	Humana	716,676
5,400	Idexx Laboratories (1)	1,499,040
4,406	Jazz Pharmaceuticals (1)	485,762
115,945	Johnson & Johnson	17,396,388
6,700	McKesson	946,375
62,030	Medtronic	6,055,989
134,980	Merck	10,709,313
3,219	Mettler-Toledo International (1)	2,317,487
19,150	Mylan (1)	321,146
289,436	Pfizer	11,102,765
18,128	Premier Class A (1)	601,124
246	Regeneron Pharmaceuticals (1)	129,367
7,599	ResMed	1,180,277
19,001	Stryker	3,542,356
9,095	Thermo Fisher Scientific	3,043,915
34,956	UnitedHealth Group	10,223,582
21,063	Waters (1)	3,938,781
2,800	West Pharmaceutical Services	529,928
		129,822,683
	Industrials – 8.1%
37,448	3M	5,689,100
5,987	Acuity Brands	518,414
18,315	Allegion	1,841,390
49,300	Allison Transmission Holdings Class A	1,791,562
36,600	AMETEK	3,069,642
14,289	BMC Stock Holdings (1)	303,641
11,900	Brady Class A	518,126
32,216	CH Robinson Worldwide	2,284,114
9,200	Cintas	2,040,836
21,449	Copart (1)	1,718,279
8,622	Crane	469,468
7,444	Curtiss-Wright	771,571
27,100	Deluxe	763,407
14,100	Donaldson	618,003
10,725	Dover	1,004,396
58,205	Emerson Electric	3,319,431
8,625	EnerSys	503,614
39,109	Expeditors International of Washington	2,800,400
5,585	Exponent	392,793
101,933	Fastenal	3,692,013
18,816	Graco	840,323
20,800	GrafTech International	168,896
12,167	HEICO	1,065,829
24,880	Honeywell International	3,530,472
22,454	Hubbell Class B	2,793,951

The accompanying notes are an integral part of the financial statements.	7

Schroder North American Equity Fund

Schedule of Investments (continued)
April 30, 2020 (unaudited)

Shares		Value $

11,456	IDEX	1,759,985
22,400	Illinois Tool Works	3,640,000
13,801	Landstar System	1,425,781
5,899	ManpowerGroup	437,942
8,727	MasTec (1)	313,299
6,705	Moog Class A	331,763
3,400	MSA Safety	382,602
8,310	Owens Corning	360,322
6,067	Parker Hannifin	959,314
25,105	Quanta Services	912,818
11,095	Raytheon Technologies	719,067
24,013	Robert Half International	1,135,095
20,698	Snap-on	2,696,742
13,632	Toro	869,858
37,500	Union Pacific	5,992,125
11,392	Verisk Analytics Class A	1,741,039
22,100	Waste Management	2,210,442
		68,397,865
	Information Technology – 26.9%
18,000	Accenture Class A	3,333,420
12,024	Adobe (1)	4,252,167
12,628	Advanced Micro Devices (1)	661,581
62,041	Amdocs	3,997,922
4,936	ANSYS (1)	1,292,393
152,327	Apple	44,753,673
42,138	Automatic Data Processing	6,181,223
20,418	Broadcom	5,545,937
20,175	Broadridge Financial Solutions	2,340,300
236,974	Cisco Systems	10,042,958
5,280	Citrix Systems	765,653
30,572	Cognizant Technology Solutions Class A	1,773,788
22,237	Fidelity National Information Services	2,932,838
4,954	First Solar (1)	218,026
51,647	Fiserv (1)	5,322,740
160,649	HP	2,491,666
7,326	Insight Enterprises (1)	397,729
217,238	Intel	13,029,935
14,396	International Business Machines	1,807,562
15,558	Intuit	4,197,704
12,040	Jack Henry & Associates	1,969,142
20,944	KBR	424,325
7,900	Lam Research	2,016,712
23,091	Mastercard Class A	6,349,332
41,970	Maxim Integrated Products	2,307,510
281,106	Microsoft	50,377,006
40,211	NetApp	1,760,035
10,486	NVIDIA	3,064,848
146,370	Oracle	7,753,219
67,282	Paychex	4,610,163
36,628	PayPal Holdings (1)	4,505,244
9,351	Progress Software	382,550
33,497	QUALCOMM	2,635,209
14,014	salesforce.com (1)	2,269,567
708	ServiceNow (1)	248,890
55,423	Texas Instruments	6,432,948
62,076	Visa Class A	11,094,223

Shares		Value $

80,747	Western Union	1,539,845
36,800	Xerox Holdings	673,072
13,150	Xilinx	1,149,310
17,300	Xperi	264,344
		227,166,709
	Materials – 1.3%
1,808	Air Products & Chemicals	407,849
13,188	Celanese Class A	1,095,527
9,759	Ecolab	1,888,366
9,019	Ingevity (1)	468,267
22,037	LyondellBasell Industries Class A	1,277,044
7,457	Minerals Technologies	328,406
21,786	Newmont Mining	1,295,831
25,462	PPG Industries	2,312,714
14,961	Reliance Steel & Aluminum	1,340,206
13,900	Steel Dynamics	337,353
		10,751,563
	Real Estate – 0.8%
40,004	Apple Hospitality REIT (1)	387,239
2,664	Digital Realty Trust REIT	398,241
439	Equinix REIT	296,413
19,269	Global Net Lease REIT	277,281
103,036	Host Hotels & Resorts REIT	1,268,373
32,800	Newmark Group Class A	127,264
2,600	PS Business Parks REIT	335,634
12,500	Public Storage REIT	2,318,125
31,100	RLJ Lodging Trust REIT	288,919
41,713	Sabra Health Care REIT	534,761
25,941	Urban Edge Properties REIT (1)	298,322
		6,530,572
	Utilities – 1.0%
28,000	AES	371,000
6,692	American Water Works	814,350
18,000	Centerpoint Energy	306,540
34,168	Exelon	1,266,949
17,250	NextEra Energy	3,986,820
13,256	NRG Energy	444,474
27,200	PPL	691,424
		7,881,557
	Total United States	797,886,738
	TOTAL COMMON STOCK
	(Cost $501,713,586)	811,289,299
	TOTAL INVESTMENTS IN SECURITIES – 96.2%
	(Cost $501,713,586)	811,289,299
	OTHER ASSETS LESS LIABILITIES – 3.8%	32,328,440
	NET ASSETS – 100%	$843,617,739

(1)	Denotes non-income producing security.

The accompanying notes are an integral part of the financial statements.	8

Schroder North American Equity Fund

Schedule of Investments (concluded)
April 30, 2020 (unaudited)

The open futures contracts held by the Fund at April 30, 2020, are as follows:
Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
S&P 500 Index E-MINI	129	Jun-2020	$17,730,370	$18,720,480	$990,110

A summary of the outstanding forward foreign currency contracts held by the Fund at April 30, 2020, is as follows:
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Canadian Imperial Bank of Commerce	05/13/20	CAD	11,256,435	USD	7,802,362	$(284,574)
JPMorgan Chase Bank	05/13/20	USD	1,605,106	CAD	2,329,900	68,758
						$(215,816)

CAD — Canadian Dollar
REIT — Real Estate Investment Trust
S&P — Standard & Poor’s
USD — United States Dollar
The following is a summary of the inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:
Investments in Securities (1)(2)	Level 1	Level 2	Level 3	Total
Common Stock	$811,289,299	$—	$—	$811,289,299
Total Investments in Securities	$811,289,299	$—	$—	$811,289,299

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Appreciation	$990,110	$—	$—	$990,110
Forwards — Unrealized Appreciation	—	68,758	—	68,758
Forwards — Unrealized Depreciation	—	(284,574)	—	(284,574)
Total Other Financial Instruments	$990,110	$(215,816)	$—	$774,294

(1)	For the period ended April 30, 2020, there were no transfers in or out of Level 3.
(2)	All securities in this category are Level 1 securities. For a detailed break-out by classification, please refer to the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.	9

Schroder Core Bond Fund

Schedule of Investments
April 30, 2020 (unaudited)

Principal Amount ($)		Value $

	CORPORATE OBLIGATIONS – 50.3%
	Communication Services – 4.1%
	AT&T
97,000	4.500%, 05/15/35	108,593
100,000	4.300%, 02/15/30	112,438
250,000	3.400%, 05/15/25	264,757
229,000	3.000%, 06/30/22	235,439
	Comcast
95,000	4.700%, 10/15/48	124,585
221,000	3.950%, 10/15/25	248,796
245,000	2.650%, 02/01/30	261,091
	Discovery Communications LLC
235,000	2.950%, 03/20/23	241,808
	T-Mobile USA (1)
501,000	3.875%, 04/15/30	549,812
	Verizon Communications
137,000	4.329%, 09/21/28	162,063
160,000	4.016%, 12/03/29	186,375
153,000	2.792%, VAR ICE LIBOR USD 3 Month+1.100%, 05/15/25	151,700
	Vodafone Group
227,000	2.166%, VAR ICE LIBOR USD 3 Month+0.990%, 01/16/24	221,220
		2,868,677
	Consumer Discretionary – 0.9%
	AutoNation
59,000	4.500%, 10/01/25	58,847
	Cox Communications (1)
227,000	3.150%, 08/15/24	239,895
	Magna International
71,000	4.150%, 10/01/25	76,979
	McDonald’s MTN
209,000	3.625%, 09/01/49	228,752
		604,473
	Consumer Staples – 4.2%
	Altria Group
247,000	4.800%, 02/14/29	276,466
11,000	4.400%, 02/14/26	12,200
	Anheuser-Busch InBev Worldwide
292,000	4.150%, 01/23/25	325,112
	Archer-Daniels-Midland
315,000	3.250%, 03/27/30	347,377
	BAT Capital
56,000	3.222%, 08/15/24	58,121
	CVS Health
105,000	5.050%, 03/25/48	133,058
100,000	4.250%, 04/01/50	117,084
	Kimberly-Clark
105,000	3.100%, 03/26/30	117,231
	PepsiCo
320,000	2.625%, 07/29/29	345,218

Principal Amount ($)		Value $

	Pfizer
155,000	2.625%, 04/01/30	168,333
	Procter & Gamble
445,000	3.000%, 03/25/30	505,616
	Reynolds American
21,000	5.850%, 08/15/45	24,272
33,000	5.700%, 08/15/35	38,305
	RJ Reynolds Tobacco
401,000	3.750%, 05/20/23	409,229
	Tyson Foods
7,000	3.550%, 06/02/27	7,563
		2,885,185
	Energy – 2.5%
	Apache
138,000	4.375%, 10/15/28	109,831
	BP Capital Markets
96,000	2.500%, 11/06/22	97,955
	Enbridge
91,000	4.250%, 12/01/26	95,983
	Energy Transfer Partners
176,000	5.250%, 04/15/29	176,730
355,000	3.600%, 02/01/23	345,540
	Enterprise Products Operating LLC
238,000	4.200%, 01/31/50	236,059
	EOG Resources
183,000	2.625%, 03/15/23	187,469
	MPLX
188,000	4.500%, 04/15/38	167,856
	Phillips 66 Partners
135,000	3.750%, 03/01/28	130,906
186,000	3.605%, 02/15/25	184,433
		1,732,762
	Financials – 21.0%
	Aflac
2,000	6.450%, 08/15/40	2,685
	American International Group
303,000	3.900%, 04/01/26	328,036
181,000	3.300%, 03/01/21	183,633
	AXA Equitable Holdings
202,000	5.000%, 04/20/48	210,437
	Bank of America
10,000	5.875%, 01/05/21	10,315
464,000	3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/23	479,522
	Bank of America MTN
449,000	3.500%, 04/19/26	488,180
493,000	3.248%, 10/21/27	526,848
	Bank of Ireland Group (1)
245,000	4.500%, 11/25/23	249,357
	Bank of New York Mellon MTN
284,000	1.950%, 08/23/22	289,100

The accompanying notes are an integral part of the financial statements.	10

Schroder Core Bond Fund

Schedule of Investments (continued)
April 30, 2020 (unaudited)

Principal Amount ($)		Value $

	Barclays
200,000	4.337%, 01/10/28	215,337
	Barclays Bank
780,000	2.852%, 05/07/26	780,000
	Capital One Financial
58,000	3.750%, 03/09/27	59,025
250,000	2.150%, 09/06/22	249,140
	Citigroup
1,130,000	3.200%, 10/21/26	1,190,336
9,000	2.700%, 03/30/21	9,123
	Cooperatieve Rabobank UA MTN
389,000	3.875%, 02/08/22	405,187
	Credit Suisse Group (1)
272,000	3.869%, VAR ICE LIBOR USD 3 Month+1.410%, 01/12/29	288,207
	Fifth Third Bancorp
264,000	3.650%, 01/25/24	278,962
288,000	2.375%, 01/28/25	292,476
	GE Capital International Funding Unlimited
325,000	3.373%, 11/15/25	334,707
	Goldman Sachs Group
121,000	4.750%, 10/21/45	146,823
303,000	3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/29	327,436
120,000	3.500%, 11/16/26	127,510
64,000	2.625%, 04/25/21	64,745
	HCP
104,000	3.250%, 07/15/26	104,406
	Healthcare Realty Trust
125,000	2.400%, 03/15/30	110,476
	HSBC Holdings
200,000	4.950%, 03/31/30	236,498
535,000	2.633%, VAR ICE LIBOR USD 3 Month+1.140%, 11/07/25	545,510
	JPMorgan Chase
426,000	4.625%, 05/10/21	441,398
50,000	4.500%, 01/24/22	52,785
174,000	2.950%, 10/01/26	182,475
665,000	2.005%, VAR United States Secured Overnight Financing Rate+1.585%, 03/13/26	671,455
	Lloyds Banking Group
325,000	2.438%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.000%, 02/05/26	324,517
	Mastercard
110,000	3.850%, 03/26/50	137,185
	Metropolitan Life Global Funding I (1)
705,000	2.950%, 04/09/30	759,820
	Moody’s
119,000	4.875%, 02/15/24	131,836

Principal Amount ($)		Value $

	Morgan Stanley
397,000	3.625%, 01/20/27	431,865
	Morgan Stanley MTN
543,000	2.750%, 05/19/22	556,253
169,000	2.500%, 04/21/21	171,067
	Prudential
290,000	3.125%, 04/14/30	299,198
	State Street (1)
128,000	3.152%, VAR United States Secured Overnight Financing Rate+2.650%, 03/30/31	140,133
	Truist Bank
837,000	2.250%, 03/11/30	814,259
	US Bancorp MTN
262,000	2.625%, 01/24/22	268,755
	Wells Fargo MTN
296,000	2.879%, VAR ICE LIBOR USD 3 Month+1.170%, 10/30/30	302,894
	Wells Fargo
281,000	3.000%, 04/22/26	294,587
		14,514,499
	Healthcare – 4.9%
	Abbott Laboratories
494,000	3.400%, 11/30/23	535,868
	AbbVie
274,000	3.600%, 05/14/25	297,870
28,000	3.200%, 11/06/22	29,288
283,000	3.200%, 11/21/29 (1)	300,675
	Aetna
299,000	2.800%, 06/15/23	310,447
	Allergan Funding SCS
143,000	3.850%, 06/15/24	153,240
140,000	3.800%, 03/15/25	149,446
88,000	3.450%, 03/15/22	90,192
	Anthem
15,000	4.101%, 03/01/28	16,784
	Bayer US Finance II LLC (1)
487,000	3.875%, 12/15/23	516,993
	Becton Dickinson
153,000	3.734%, 12/15/24	165,224
	Cardinal Health
82,000	3.079%, 06/15/24	84,750
	CommonSpirit Health
115,000	3.347%, 10/01/29	113,223
	Merck
257,000	2.750%, 02/10/25	278,559
	UnitedHealth Group
325,000	3.875%, 12/15/28	375,756
		3,418,315

The accompanying notes are an integral part of the financial statements.	11

Schroder Core Bond Fund

Schedule of Investments (continued)
April 30, 2020 (unaudited)

Principal Amount ($)		Value $

	Industrials – 2.2%
	3M
101,000	3.050%, 04/15/30	110,264
	Air Lease
164,000	2.250%, 01/15/23	152,333
	CSX
80,000	3.800%, 04/15/50	91,938
	Deere
217,000	3.100%, 04/15/30	239,932
	FedEx
494,000	4.250%, 05/15/30	539,388
	Lockheed Martin
18,000	3.550%, 01/15/26	20,217
	Rockwell Collins
257,000	3.200%, 03/15/24	272,715
	United Technologies
105,000	3.950%, 08/16/25	118,355
		1,545,142
	Information Technology – 6.9%
	Broadcom (1)
685,000	4.700%, 04/15/25	755,316
	Intel
660,000	3.900%, 03/25/30	783,482
	Microsoft
201,000	4.100%, 02/06/37	250,450
663,000	2.400%, 08/08/26	715,578
	NVIDIA
292,000	3.500%, 04/01/40	328,208
	Oracle
915,000	3.600%, 04/01/40	1,032,238
424,000	3.600%, 04/01/50	481,634
	salesforce.com
406,000	3.700%, 04/11/28	463,052
		4,809,958
	Real Estate – 2.9%
	American Tower REIT
96,000	3.700%, 10/15/49	106,140
318,000	3.300%, 02/15/21	321,683
185,000	2.400%, 03/15/25	190,550
	Boston Properties REIT
425,000	3.400%, 06/21/29	441,168
	Crown Castle International REIT
8,000	3.800%, 02/15/28	8,822
75,000	3.200%, 09/01/24	79,608
	ERP Operating REIT
351,000	3.000%, 07/01/29	367,003
	Simon Property Group REIT
237,000	2.000%, 09/13/24	223,889
	Ventas Realty REIT
250,000	3.125%, 06/15/23	247,787
		1,986,650

Principal Amount ($)		Value $

	Utilities – 0.7%
	Exelon
31,000	2.450%, 04/15/21	31,236
	Southern
403,000	2.950%, 07/01/23	424,839
		456,075
	TOTAL CORPORATE OBLIGATIONS
	(Cost $32,846,232)	34,821,736

	U.S. TREASURY OBLIGATIONS – 27.8%
	United States Treasury Bill (2)
630,000	0.098%, 07/16/20	629,872
	United States Treasury Bonds
531,500	4.500%, 02/15/36	822,476
288,200	3.375%, 11/15/48	434,146
43,000	3.125%, 05/15/48	61,814
633,000	3.000%, 05/15/47	884,593
423,600	3.000%, 08/15/48	597,425
175,000	2.750%, 08/15/47	234,377
238,900	2.750%, 11/15/47	320,733
159,000	2.500%, 02/15/46	201,781
696,000	2.375%, 11/15/49	884,219
126,000	2.250%, 08/15/49	155,866
485,000	2.000%, 02/15/50	572,092
	United States Treasury Notes
59,800	2.500%, 02/28/21	60,963
3,170,000	1.500%, 11/30/21	3,235,505
3,647,000	1.500%, 08/15/22	3,754,273
966,000	1.500%, 02/15/30	1,046,223
1,377,500	1.125%, 02/28/25	1,429,694
1,105,000	0.625%, 03/31/27	1,113,719
513,300	0.500%, 03/15/23	517,090
60,000	0.500%, 04/30/27	59,939
2,176,000	0.375%, 03/31/22	2,183,480
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $17,936,893)	19,200,280

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS – 14.8%
	Federal Home Loan Mortgage Corporation – 2.1%
	FHLMC
417,697	4.500%, 08/01/48	450,906
413,648	4.500%, 12/01/48	446,077
513,136	4.000%, 01/01/49	546,547
		1,443,530
	Federal National Mortgage Association – 11.0%
	FNMA
166,253	4.500%, 12/01/47	179,740
329,189	4.500%, 08/01/48	355,156

The accompanying notes are an integral part of the financial statements.	12

Schroder Core Bond Fund

Schedule of Investments (continued)
April 30, 2020 (unaudited)

Principal Amount ($)		Value $

582,251	4.500%, 10/01/48	628,881
326,781	4.500%, 11/01/48	352,855
486,663	4.000%, 12/01/47	521,073
52,836	4.000%, 12/01/48	56,225
970,720	4.000%, 08/01/49	1,033,235
1,687,709	3.500%, 11/01/47	1,792,290
1,244,245	3.500%, 02/01/50	1,314,120
1,290,721	3.000%, 02/01/50	1,363,375
		7,596,950
	Government National Mortgage Association – 1.7%
	GNMA
490,504	5.000%, 08/20/48	535,012
335,792	5.000%, 10/20/48	362,271
279,890	4.500%, 10/20/48	301,498
		1,198,781
	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
	(Cost $9,865,691)	10,239,261

	TAXABLE MUNICIPAL BONDS – 1.9%
	California – 0.8%
	California State University RB, Series B
110,000	3.065%, 11/01/42	110,854
125,000	2.965%, 11/01/39	126,347
	State Health Facilities Financing Authority RB
145,000	2.864%, 06/01/31	142,136
110,000	2.704%, 06/01/30	107,558
70,000	2.584%, 06/01/29	68,599
		555,494
	New Jersey – 0.2%
	State Economic Development Authority RB, Series A, NATL
115,000	7.425%, 02/15/29	136,071

	Ohio – 0.9%
	Northeast Ohio Regional Sewer District RB
210,000	3.200%, 11/15/44	215,775
	State Turnpike & Infrastructure Commission RB
430,000	3.216%, 02/15/48	432,808
		648,583
	TOTAL TAXABLE MUNICIPAL BONDS
	(Cost $1,340,585)	1,340,148

Principal Amount ($)		Value $

	COLLATERALIZED MORTGAGE OBLIGATIONS – 1.5%
	JPMorgan Mortgage Trust, Series 2015-6, Class A5 (1) (3)
458,284	3.500%, 10/25/45	460,757
	JPMorgan Mortgage Trust, Series 2017-1, Class A4 (1) (3)
475,717	3.500%, 01/25/47	480,179
	JPMorgan Mortgage Trust, Series 2018-8, Class A15 (1) (3)
85,702	4.000%, 01/25/49	85,491
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $1,015,003)	1,026,427
	TOTAL INVESTMENTS IN SECURITIES – 96.3%
	(Cost $63,004,404)	66,627,852
	OTHER ASSETS LESS LIABILITIES – 3.7%	2,576,495
	NET ASSETS – 100%	$69,204,347

(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2020, the value of these securities amounted to $4,826,635, representing 7.0% of the net assets of the Fund.

(2)	Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Corporation
MTN — Medium Term Note
NATL — National Public Finance Guarantee Corporation
RB — Revenue Bond
REIT — Real Estate Investment Trust
USD — United States Dollar
VAR — Variable Rate

The accompanying notes are an integral part of the financial statements.	13

Schroder Core Bond Fund

Schedule of Investments (concluded)
April 30, 2020 (unaudited)
The following is a summary of the inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:
Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$34,821,736	$—	$34,821,736
U.S. Treasury Obligations	—	19,200,280	—	19,200,280
U.S. Government Mortgage-Backed Obligations	—	10,239,261	—	10,239,261
Taxable Municipal Bonds	—	1,340,148	—	1,340,148
Collateralized Mortgage Obligations	—	1,026,427	—	1,026,427
Total Investments in Securities	$—	$66,627,852	$—	$66,627,852

(1)	For the period ended April 30, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.	14

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments
April 30, 2020 (unaudited)

Principal Amount ($)		Value $

	CORPORATE OBLIGATIONS – 52.7%
	Communication Services – 5.7%
	AT&T
775,000	4.500%, 05/15/35	867,623
1,078,000	4.500%, 03/09/48	1,233,221
	Comcast
1,136,000	4.700%, 10/15/48	1,489,773
70,000	3.969%, 11/01/47	83,123
146,000	3.450%, 02/01/50	163,807
	Discovery Communications
288,000	5.300%, 05/15/49	333,892
183,000	4.125%, 05/15/29	192,273
	Fox
311,000	5.476%, 01/25/39	392,568
	Verizon Communications
469,000	5.250%, 03/16/37	624,707
297,000	4.522%, 09/15/48	391,493
427,000	4.000%, 03/22/50	531,894
	Vodafone Group
425,000	5.000%, 05/30/38	505,213
	Walt Disney
245,000	4.750%, 09/15/44	311,315
		7,120,902
	Consumer Discretionary – 1.8%
	Cox Communications (1)
147,000	4.600%, 08/15/47	168,673
	Home Depot
307,000	3.125%, 12/15/49	324,846
805,000	2.950%, 06/15/29	874,591
	McDonald’s MTN
426,000	4.875%, 12/09/45	532,891
343,000	3.625%, 09/01/49	375,416
		2,276,417
	Consumer Staples – 8.1%
	Altria Group
659,000	5.375%, 01/31/44	753,048
	Anheuser-Busch
969,000	4.900%, 02/01/46	1,118,023
	Anheuser-Busch InBev Worldwide
238,000	4.900%, 01/23/31	279,330
	BAT Capital
539,000	4.540%, 08/15/47	564,392
	Coca-Cola
305,000	4.200%, 03/25/50	394,829
	CVS Health
259,000	5.125%, 07/20/45	323,735
632,000	5.050%, 03/25/48	800,883
105,000	4.250%, 04/01/50	122,938
	Diageo Capital
635,000	2.125%, 04/29/32	636,378

Principal Amount ($)		Value $

	Georgetown University
477,000	5.215%, 10/01/18	711,219
	Kroger
177,000	5.400%, 01/15/49	233,546
	Massachusetts Mutual Life Insurance (1)
502,000	3.375%, 04/15/50	516,157
	Molson Coors Brewing
365,000	4.200%, 07/15/46	345,310
	New York Life Insurance (1)
574,000	3.750%, 05/15/50	651,184
	PepsiCo
725,000	3.500%, 03/19/40	850,044
	Reynolds American
140,000	8.125%, 05/01/40	173,643
242,000	5.850%, 08/15/45	279,703
	Tyson Foods
177,000	5.100%, 09/28/48	229,655
	Walmart
923,000	3.950%, 06/28/38	1,146,257
32,000	3.625%, 12/15/47	39,340
		10,169,614
	Energy – 4.4%
	Apache
729,000	4.250%, 01/15/30	561,223
	Enbridge
254,000	5.500%, 12/01/46	285,437
	Energy Transfer Operating
432,000	5.250%, 04/15/29	433,791
	Energy Transfer Partners
69,000	6.500%, 02/01/42	69,584
	Enterprise Products Operating LLC
202,000	5.100%, 02/15/45	220,884
662,000	4.250%, 02/15/48	663,708
157,000	4.200%, 01/31/50	155,720
	Halliburton
180,000	5.000%, 11/15/45	146,120
	Marathon Petroleum
228,000	4.750%, 09/15/44	207,230
	MidAmerican Energy
354,000	4.250%, 07/15/49	473,135
	MPLX
820,000	4.700%, 04/15/48	731,317
	Phillips 66 Partners
361,000	4.680%, 02/15/45	345,971
	Plains All American Pipeline
581,000	3.550%, 12/15/29	495,210
	Shell International Finance BV
325,000	4.000%, 05/10/46	370,015
	Sunoco Logistics Partners Operations
421,000	5.400%, 10/01/47	381,156
		5,540,501

The accompanying notes are an integral part of the financial statements.	15

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments (continued)
April 30, 2020 (unaudited)

Principal Amount ($)		Value $

	Financials – 11.8%
	Aflac
150,000	6.450%, 08/15/40	201,380
	American International Group
227,000	4.375%, 01/15/55	241,279
	AXA Equitable Holdings
1,439,000	5.000%, 04/20/48	1,499,102
	Bank of America MTN
338,000	5.000%, 01/21/44	441,912
	Bank of America
574,000	6.000%, 10/15/36	808,640
	Citigroup
815,000	4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/48	946,556
405,000	3.200%, 10/21/26	426,625
	Goldman Sachs Group
328,000	4.750%, 10/21/45	398,000
	HSBC Holdings
356,000	4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/29	402,530
790,000	3.973%, VAR ICE LIBOR USD 3 Month+1.610%, 05/22/30	865,366
	JPMorgan Chase
188,000	5.600%, 07/15/41	261,600
1,378,000	3.109%, VAR United States Secured Overnight Financing Rate+2.440%, 04/22/51	1,426,953
	Liberty Mutual Group (1)
559,000	3.950%, 05/15/60	556,668
	Morgan Stanley MTN
338,000	4.300%, 01/27/45	407,562
	Northern Trust
2,120,000	1.950%, 05/01/30	2,118,828
	Prudential
630,000	3.125%, 04/14/30	649,982
	Prudential Financial
204,000	3.935%, 12/07/49	221,905
	Unum Group
98,000	5.750%, 08/15/42	103,217
265,000	4.000%, 06/15/29	269,422
	Wells Fargo
487,000	3.900%, 05/01/45	559,372
2,046,000	3.068%, VAR United States Secured Overnight Financing Rate+2.530%, 04/30/41	2,029,509
		14,836,408
	Healthcare – 0.8%
	Amgen
170,000	4.663%, 06/15/51	222,433
	Bayer US Finance II (1)
185,000	4.700%, 07/15/64	207,344

Principal Amount ($)		Value $

	Cigna
207,000	4.900%, 12/15/48	266,519
	UnitedHealth Group
201,000	4.450%, 12/15/48	258,622
		954,918
	Industrials – 3.6%
	3M
248,000	3.700%, 04/15/50	296,130
	Burlington Northern Santa Fe
207,000	4.900%, 04/01/44	270,996
569,000	4.150%, 04/01/45	686,063
33,000	4.150%, 12/15/48	40,648
174,000	3.050%, 02/15/51	182,202
	Caterpillar
672,000	3.250%, 04/09/50	736,542
	CSX
140,000	3.800%, 04/15/50	160,892
	Deere
267,000	3.750%, 04/15/50	319,511
	FedEx
353,000	5.250%, 05/15/50	425,531
	GE Capital International Funding Unlimited
500,000	4.418%, 11/15/35	521,084
	General Electric Capital MTN
275,000	6.750%, 03/15/32	341,040
	Johnson Controls International
77,000	4.500%, 02/15/47	87,382
	Waste Management
341,000	4.150%, 07/15/49	433,648
		4,501,669
	Information Technology – 7.0%
	California Institute of Technology
435,000	3.650%, 09/01/19	446,348
	Fiserv
961,000	3.500%, 07/01/29	1,053,664
	Intel
1,191,000	4.750%, 03/25/50	1,677,805
359,000	3.250%, 11/15/49	399,260
	Mastercard
206,000	3.850%, 03/26/50	256,910
	Microsoft
462,000	4.500%, 02/06/57	669,264
257,000	4.450%, 11/03/45	349,320
424,000	3.700%, 08/08/46	521,418
	NVIDIA
317,000	3.700%, 04/01/60	370,905
	Oracle
606,000	4.000%, 11/15/47	722,582
1,371,000	3.850%, 04/01/60	1,588,452
624,000	3.600%, 04/01/50	708,820
		8,764,748

The accompanying notes are an integral part of the financial statements.	16

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments (continued)
April 30, 2020 (unaudited)

Principal Amount ($)		Value $

	Materials – 0.8%
	Barrick North America Finance LLC
316,000	5.700%, 05/30/41	420,056
	Dow Chemical
148,000	9.400%, 05/15/39	236,876
122,000	4.625%, 10/01/44	135,021
	International Paper
177,000	7.300%, 11/15/39	247,576
		1,039,529
	Real Estate – 1.0%
	American Tower REIT
379,000	3.700%, 10/15/49	419,034
	Camden Property Trust REIT
517,000	3.350%, 11/01/49	541,277
	Simon Property Group REIT
439,000	3.250%, 09/13/49	364,129
		1,324,440
	Utilities – 7.7%
	Berkshire Hathaway Energy Co (1)
276,000	4.250%, 10/15/50	347,138
	Commonwealth Edison
82,000	4.600%, 08/15/43	105,547
840,000	4.000%, 03/01/49	1,046,537
	Duke Energy Carolinas
222,000	3.875%, 03/15/46	268,643
138,000	3.700%, 12/01/47	166,175
	Duke Energy Indiana
112,000	6.120%, 10/15/35	161,465
	Duke Energy Ohio
822,000	4.300%, 02/01/49	1,062,521
	Duke Energy Progress
185,000	4.200%, 08/15/45	229,624
	Entergy Louisiana
269,000	2.900%, 03/15/51	284,952
	Entergy Texas
544,000	3.550%, 09/30/49	615,106
	Florida Power & Light
175,000	4.050%, 10/01/44	226,500
400,000	3.990%, 03/01/49	516,567
	PacifiCorp
761,000	4.150%, 02/15/50	967,592
270,000	3.300%, 03/15/51	300,090
	PPL Electric Utilities
80,000	3.950%, 06/01/47	98,727
	Public Service Electric & Gas MTN
310,000	3.150%, 01/01/50	354,109
	Public Service of Colorado
183,000	4.300%, 03/15/44	233,560
267,000	3.800%, 06/15/47	333,016
140,000	3.550%, 06/15/46	154,275

Principal Amount ($)		Value $

	Sempra Energy
487,000	6.000%, 10/15/39	658,638
162,000	4.000%, 02/01/48	183,260
	Southern
55,000	4.400%, 07/01/46	66,176
	Southern California Edison
565,000	3.650%, 02/01/50	614,213
	Southwestern Public Service
520,000	4.400%, 11/15/48	669,374
		9,663,805
	TOTAL CORPORATE OBLIGATIONS
	(Cost $57,997,049)	66,192,951

	U.S. TREASURY OBLIGATIONS – 39.6%
	United States Treasury Bill (2)
883,000	0.085%, 07/16/20	882,820
	United States Treasury Bonds
231,200	4.625%, 02/15/40	379,331
3,009,900	4.500%, 02/15/36	4,657,703
834,000	4.500%, 08/15/39	1,347,040
268,000	4.375%, 11/15/39	427,198
1,842,500	4.375%, 05/15/40	2,945,625
411,000	3.375%, 11/15/48	619,133
1,756,000	3.125%, 05/15/48	2,524,319
790,900	3.000%, 11/15/45	1,091,380
143,100	3.000%, 05/15/47	199,977
3,098,000	3.000%, 08/15/48	4,369,269
5,741,400	2.875%, 05/15/43	7,627,091
7,087,600	2.750%, 08/15/47	9,492,401
883,700	2.750%, 11/15/47	1,186,402
3,037,000	2.694%, 05/15/48 (3)	2,084,611
1,243,600	2.375%, 11/15/49	1,579,906
658,500	2.250%, 08/15/49	814,585
1,599,000	2.000%, 02/15/50	1,886,133
	United States Treasury Notes
2,880,800	1.500%, 02/15/30	3,120,041
2,478,000	0.625%, 03/31/27	2,497,553
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $38,974,097)	49,732,518

	TAXABLE MUNICIPAL BONDS – 5.2%
	California – 3.1%
	California Health Facilities Financing Authority RB
95,000	3.034%, 06/01/34	92,187
155,000	2.984%, 06/01/33	150,961
220,000	2.934%, 06/01/32	215,208
	University of California RB
2,450,000	2.975%, 11/01/51	2,431,625
	University of California RB, Series AD
739,000	4.858%, 05/15/2112	1,002,609
		3,892,590

The accompanying notes are an integral part of the financial statements.	17

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments (continued)
April 30, 2020 (unaudited)

Principal Amount ($)		Value $

	Ohio – 0.6%
	Ohio Turnpike & Infrastructure Commission RB
760,000	3.216%, 02/15/48	764,963

	Texas – 1.2%
	Grand Parkway Transportation RB, Series Sub
1,535,000	3.236%, 10/01/52	1,540,618

	Wisconsin – 0.3%
	State of Wisconsin RB, Series A
350,000	2.429%, 05/01/31	355,271

	TOTAL TAXABLE MUNICIPAL BONDS
	(Cost $6,327,015)	6,553,442

	SOVEREIGN GOVERNMENTS – 1.6%
	Colombia Government International Bond
486,000	5.200%, 05/15/49	499,652
	Mexico Government International Bond
1,075,000	4.500%, 01/31/50	967,500
	Peruvian Government International Bond
520,000	2.783%, 01/23/31	536,120
	TOTAL SOVEREIGN GOVERNMENTS
	(Cost $2,269,735)	2,003,272
	TOTAL INVESTMENTS IN SECURITIES – 99.1%
	(Cost $105,567,896)	124,482,183
	OTHER ASSETS LESS LIABILITIES – 0.9%	1,190,516
	NET ASSETS – 100%	$125,672,699

(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2020, the value of these securities amounted to $2,447,164, representing 1.9% of the net assets of the Fund.

(2)	Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.
(3)	United States Treasury PO STRIPS — Rate disclosed is the effective yield at time of purchase.

ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Corporation
MTN — Medium Term Note
PO — Principal Only
RB — Revenue Bond
REIT — Real Estate Investment Trust
STRIPS — Separately Traded Registered Interest and Principal Securities
USD — United States Dollar
VAR — Variable Rate

The accompanying notes are an integral part of the financial statements.	18

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments (concluded)
April 30, 2020 (unaudited)

The following is a summary of the inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:
Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$66,192,951	$—	$66,192,951
U.S. Treasury Obligations	—	49,732,518	—	49,732,518
Taxable Municipal Bonds	—	6,553,442	—	6,553,442
Sovereign Governments	—	2,003,272	—	2,003,272
Total Investments in Securities	$—	$124,482,183	$—	$124,482,183

(1)	For the period ended April 30, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.	19

Schroder Total Return Fixed Income Fund

Schedule of Investments
April 30, 2020 (unaudited)

Principal Amount ($)		Value $

	CORPORATE OBLIGATIONS – 52.5%
	Communication Services – 3.3%
	AT&T
200,000	3.400%, 05/15/25	211,806
	Comcast
179,000	3.950%, 10/15/25	201,513
	CommScope (1)
103,000	8.250%, 03/01/27	98,725
	T-Mobile USA (1)
317,000	3.875%, 04/15/30	347,885
	Verizon Communications
142,000	3.150%, 03/22/30	157,427
150,000	2.792%, VAR ICE LIBOR USD 3 Month+1.100%, 05/15/25	148,725
	Vodafone Group
260,000	2.166%, VAR ICE LIBOR USD 3 Month+0.990%, 01/16/24	253,379
		1,419,460
	Consumer Discretionary – 2.7%
	Ford Motor
133,000	9.000%, 04/22/25	129,509
	Ford Motor Credit LLC
208,000	4.063%, 11/01/24	180,960
	General Motors Financial
315,000	3.700%, 11/24/20	314,146
300,000	3.250%, 01/05/23	284,933
	McDonald’s MTN
125,000	3.625%, 09/01/49	136,813
	Scientific Games International (1)
105,000	5.000%, 10/15/25	91,697
		1,138,058
	Consumer Staples – 5.8%
	Albertsons (1)
17,000	5.875%, 02/15/28	17,760
	Altria Group
146,000	4.800%, 02/14/29	163,417
98,000	4.400%, 02/14/26	108,687
	Anheuser-Busch InBev Worldwide
203,000	4.150%, 01/23/25	226,020
	Archer-Daniels-Midland
195,000	3.250%, 03/27/30	215,043
	BAT Capital
65,000	3.557%, 08/15/27	66,774
137,000	3.222%, 08/15/24	142,188
317,000	2.764%, 08/15/22	321,183
	Boston Scientific
116,000	3.450%, 03/01/24	122,902
	CVS Health
243,000	4.300%, 03/25/28	275,554
60,000	4.250%, 04/01/50	70,250

Principal Amount ($)		Value $

	Kimberly-Clark
65,000	3.100%, 03/26/30	72,571
	Kraft Heinz Foods (1)
112,000	4.625%, 10/01/39	110,349
	Pfizer
95,000	2.625%, 04/01/30	103,172
	Procter & Gamble
270,000	3.000%, 03/25/30	306,778
	Tenet Healthcare (1)
32,000	7.500%, 04/01/25	34,416
	United Rentals North America
111,000	4.000%, 07/15/30	104,895
		2,461,959
	Energy – 3.1%
	Apache
86,000	4.375%, 10/15/28	68,446
	Canadian Natural Resources
171,000	6.250%, 03/15/38	167,856
	Ecopetrol
110,000	6.875%, 04/29/30	112,475
	Energy Transfer Operating
205,000	3.750%, 05/15/30	186,573
	Engie Energia Chile (1)
200,000	3.400%, 01/28/30	193,802
	Marathon Petroleum
185,000	4.500%, 05/01/23	185,326
	Plains All American Pipeline
235,000	3.550%, 12/15/29	200,300
	Williams Partners
200,000	4.300%, 03/04/24	206,319
		1,321,097
	Financials – 23.8%
	AIB Group MTN (1)
400,000	4.263%, VAR ICE LIBOR USD 3 Month+1.874%, 04/10/25	406,755
	AXA Equitable Holdings
244,000	4.350%, 04/20/28	255,215
	Bank of America MTN
304,000	2.884%, VAR ICE LIBOR USD 3 Month+0.012%, 10/22/30	316,734
40,000	2.456%, VAR ICE LIBOR USD 3 Month+0.870%, 10/22/25	40,911
	Bank of Ireland Group (1)
265,000	4.500%, 11/25/23	269,713
	Bank of New York Mellon MTN
234,000	1.950%, 08/23/22	238,202
	Banque Federative du Credit Mutuel MTN (1)
210,000	2.700%, 07/20/22	215,527
	Barclays Bank
650,000	10.179%, 06/12/21 (1)	696,577
310,000	2.852%, 05/07/26	310,000

The accompanying notes are an integral part of the financial statements.	20

Schroder Total Return Fixed Income Fund

Schedule of Investments (continued)
April 30, 2020 (unaudited)

Principal Amount ($)		Value $

	Camden Property Trust
56,000	3.150%, 07/01/29	59,195
	Capital One Financial
250,000	2.150%, 09/06/22	249,140
	Citigroup
335,000	4.300%, 11/20/26	364,012
295,000	3.200%, 10/21/26	310,751
	Credit Agricole MTN (1)
280,000	2.040%, VAR ICE LIBOR USD 3 Month+1.020%, 04/24/23	272,593
	Credit Suisse Group (1)
250,000	3.869%, VAR ICE LIBOR USD 3 Month+1.410%, 01/12/29	264,896
265,000	2.997%, VAR ICE LIBOR USD 3 Month+1.200%, 12/14/23	269,684
	Fifth Third Bancorp
144,000	3.650%, 01/25/24	152,161
257,000	2.375%, 01/28/25	260,994
	GE Capital International Funding Unlimited
347,000	3.373%, 11/15/25	357,365
	Goldman Sachs Group
65,000	2.875%, 02/25/21	65,652
	HCP
65,000	3.250%, 07/15/26	65,253
	Healthcare Realty Trust
75,000	2.400%, 03/15/30	66,286
	HSBC Holdings
636,000	2.633%, VAR ICE LIBOR USD 3 Month+1.140%, 11/07/25	648,494
	JPMorgan Chase
360,000	3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/25	379,092
195,000	2.700%, 05/18/23	201,854
250,000	2.005%, VAR United States Secured Overnight Financing Rate+1.585%, 03/13/26	252,427
	Liberty Mutual Group (1)
188,000	3.950%, 05/15/60	187,216
	Lloyds Banking Group
205,000	2.438%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.000%, 02/05/26	204,696
	Metropolitan Life Global Funding I (1)
445,000	2.950%, 04/09/30	479,603
	Morgan Stanley MTN
200,000	3.950%, 04/23/27	213,631
300,000	3.750%, 02/25/23	317,460
	Prudential
185,000	3.125%, 04/14/30	190,868
	Royal Bank of Scotland Group
325,000	6.125%, 12/15/22	347,882

Principal Amount ($)		Value $

	State Street (1)
78,000	3.152%, VAR United States Secured Overnight Financing Rate+2.650%, 03/30/31	85,393
	Truist Bank
497,000	2.250%, 03/11/30	483,497
	Wells Fargo
215,000	3.069%, 01/24/23	220,296
360,000	2.406%, VAR ICE LIBOR USD 3 Month+0.825%, 10/30/25	365,496
		10,085,521
	Healthcare – 2.4%
	AbbVie (1)
324,000	3.200%, 11/21/29	344,236
	Bayer US Finance II LLC (1)
225,000	3.875%, 12/15/23	238,857
	Cardinal Health
130,000	3.079%, 06/15/24	134,360
	CommonSpirit Health
95,000	3.347%, 10/01/29	93,532
	Shire Acquisitions Investments Ireland DAC
195,000	2.400%, 09/23/21	197,941
		1,008,926
	Industrials – 4.8%
	3M
62,000	3.050%, 04/15/30	67,687
	Deere
133,000	3.100%, 04/15/30	147,055
	DuPont de Nemours
810,000	2.169%, 05/01/23	815,404
	FedEx
314,000	4.250%, 05/15/30	342,850
	Fly Leasing
230,000	6.375%, 10/15/21	211,600
	General Electric MTN
65,000	3.100%, 01/09/23	66,066
	Novelis (1)
131,000	4.750%, 01/30/30	115,031
	Titan Acquisition (1)
70,000	7.750%, 04/15/26	65,275
	TransDigm (1)
84,000	6.250%, 03/15/26	82,215
	United Technologies
100,000	3.950%, 08/16/25	112,720
		2,025,903
	Information Technology – 5.4%
	Apple
315,000	3.000%, 06/20/27	348,498
	Broadcom (1)
435,000	4.700%, 04/15/25	479,653

The accompanying notes are an integral part of the financial statements.	21

Schroder Total Return Fixed Income Fund

Schedule of Investments (continued)
April 30, 2020 (unaudited)

Principal Amount ($)		Value $

	Intel
217,000	3.900%, 03/25/30	257,599
	NVIDIA
190,000	3.500%, 04/01/40	213,560
	Oracle
563,000	3.600%, 04/01/40	635,137
311,000	3.600%, 04/01/50	353,274
		2,287,721
	Real Estate – 0.8%
	American Tower REIT
179,000	3.700%, 10/15/49	197,908
	Crown Castle International REIT
135,000	3.200%, 09/01/24	143,294
		341,202
	Utilities – 0.4%
	Mexico Generadora de Energia (1)
164,064	5.500%, 12/06/32	161,603
	TOTAL CORPORATE OBLIGATIONS
	(Cost $21,492,045)	22,251,450

	U.S. TREASURY OBLIGATIONS – 15.8%
	United States Treasury Bill (2)
1,109,000	0.048%, 07/16/20	1,108,775
	United States Treasury Bonds
26,100	3.000%, 05/15/47	36,474
27,300	2.750%, 08/15/47	36,563
97,000	2.750%, 11/15/47	130,226
52,000	2.250%, 08/15/49	64,326
	United States Treasury Inflation Indexed Bond
810,401	0.750%, 07/15/28	889,639
	United States Treasury Notes
1,050,000	2.625%, 07/31/20	1,056,625
1,096,000	2.500%, 12/31/20	1,113,296
177,800	1.500%, 02/15/30	192,566
374,600	1.125%, 02/28/25	388,794
560,100	0.625%, 03/31/27	564,519
37,500	0.500%, 04/30/27	37,462
1,008,700	0.375%, 03/31/22	1,012,167
65,900	0.250%, 04/15/23	65,923
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $6,517,562)	6,697,355

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS – 11.7%
	Federal Home Loan Mortgage Corporation – 5.6%
	FHLMC
491,074	4.500%, 08/01/48	529,563

Principal Amount ($)		Value $

310,878	4.500%, 12/01/48	335,250
619,584	4.000%, 11/01/48	661,619
349,045	3.500%, 05/01/46	374,226
322,710	3.000%, 06/01/49	340,965
	FHLMC Gold
10,656	4.500%, 10/01/24	11,246
112,410	3.000%, 01/01/43	121,299
		2,374,168

	Federal National Mortgage Association – 4.7%
	FNMA
25,505	5.000%, 10/01/29	27,901
139,812	4.500%, 10/01/48	151,009
337,136	4.500%, 11/01/48	363,387
101,208	3.500%, 11/01/47	107,398
229	3.247%, VAR ICE LIBOR USD 12 Month+1.757%, 06/01/42	238
1,132	3.000%, 05/01/43	1,216
212,157	3.000%, 06/01/43	227,886
85,247	3.000%, 07/01/43	91,095
981,463	3.000%, 01/01/50	1,036,708
		2,006,838

	Government National Mortgage Association – 1.4%
	GNMA
264,850	5.000%, 10/20/48	285,735
11,241	4.500%, 10/20/48	12,109
213,726	2.600%, 04/16/54 (3)	222,963
	GNMA IO
1,775,958	0.782%, 12/16/51 (3)	75,799
		596,606
	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
	(Cost $4,767,785)	4,977,612

	ASSET-BACKED SECURITIES – 10.2%
	CAL Funding III, Series 2017-1A, Class A (1)
295,983	3.620%, 06/25/42	295,227
	Cedar Funding VI CLO, Series 2018-6A, Class AR (1)
645,000	2.225%, VAR ICE LIBOR USD 3 Month+1.090%, 10/20/28	625,836
	Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB4, Class AF1
19,158	5.000%, 03/25/31	18,414

The accompanying notes are an integral part of the financial statements.	22

Schroder Total Return Fixed Income Fund

Schedule of Investments (continued)
April 30, 2020 (unaudited)

Principal Amount ($)		Value $

	Dewolf Park CLO, Series 2017-1A, Class A (1)
500,000	2.429%, VAR ICE LIBOR USD 3 Month+1.210%, 10/15/30	484,009
	Goldentree Loan Management, Series 2017-2A, Class A (1)
606,000	2.285%, VAR ICE LIBOR USD 3 Month+1.150%, 11/28/30	588,985
	Madison Park Funding XVIII, Series 2017-18A, Class A1R (1)
800,000	2.299%, VAR ICE LIBOR USD 3 Month+1.190%, 10/21/30	775,057
	Madison Park Funding XXVI, Series 2017-26A, Class AR (1)
600,000	2.041%, VAR ICE LIBOR USD 3 Month+1.200%, 07/29/30	580,082
	Octagon Investment Partners 30, Series 2017-1A, Class A1 (1)
250,000	2.455%, VAR ICE LIBOR USD 3 Month+1.320%, 03/17/30	243,243
	Textainer Marine Containers V, Series 2017-1A, Class A (1)
73,076	3.720%, 05/20/42	69,542
	Textainer Marine Containers V, Series 2017-2A, Class A (1)
172,420	3.520%, 06/20/42	164,361
	Towd Point Mortgage Trust, Series 2015-6, Class A1 (1) (3)
31,240	3.500%, 04/25/55	31,602
	Towd Point Mortgage Trust, Series 2017-2, Class A1 (1) (3)
108,798	2.750%, 04/25/57	109,087
	Towd Point Mortgage Trust, Series 2017-3, Class A1 (1) (3)
216,316	2.750%, 07/25/57	216,980
	Towd Point Mortgage Trust, Series 2017-4, Class A1 (1) (3)
116,619	2.750%, 06/25/57	117,527
	TOTAL ASSET-BACKED SECURITIES
	(Cost $4,445,648)	4,319,952

	COLLATERALIZED MORTGAGE OBLIGATIONS – 4.2%
	Flagstar Mortgage Trust, Series 2017-2, Class A5 (1) (3)
373,713	3.500%, 10/25/47	378,440
	Impac Secured Assets Trust, Series 2006-1, Class 2A2
48,187	0.897%, VAR ICE LIBOR USD 1 Month+0.410%, 05/25/36	41,301

Principal Amount ($)		Value $

	Impac Secured Assets Trust, Series 2006-2, Class 2M1
130,000	0.987%, VAR ICE LIBOR USD 1 Month+0.500%, 08/25/36	122,506
	JPMorgan Mortgage Trust, Series 2015-3, Class A5 (1) (3)
47,643	3.500%, 05/25/45	47,691
	JPMorgan Mortgage Trust, Series 2016-3, Class 1A3 (1) (3)
330,472	3.500%, 10/25/46	333,605
	JPMorgan Mortgage Trust, Series 2017-1, Class A4 (1) (3)
67,602	3.500%, 01/25/47	68,236
	JPMorgan Mortgage Trust, Series 2017-3, Class 1A5 (1) (3)
249,566	3.500%, 08/25/47	252,215
	JPMorgan Mortgage Trust, Series 2017-4, Class A5 (1) (3)
225,080	3.500%, 11/25/48	228,102
	Sequoia Mortgage Trust, Series 2015-2, Class A10 (1) (3)
134,555	3.500%, 05/25/45	135,749
	Sequoia Mortgage Trust, Series 2015-3, Class A4 (1) (3)
159,378	3.500%, 07/25/45	160,286
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $1,784,916)	1,768,131

	SOVEREIGN GOVERNMENTS – 2.4%
	Argentine Republic Government International Bond
124,000	5.875%, 01/11/28	31,187
	Colombia Government International Bond
216,000	3.000%, 01/30/30	196,130
	Mexico Government International Bond
380,000	3.250%, 04/16/30	344,284
	Peruvian Government International Bond
175,000	2.783%, 01/23/31	180,425
65,000	2.392%, 01/23/26	66,300
	South Africa Government International Bond
200,000	4.850%, 09/27/27	179,816
	TOTAL SOVEREIGN GOVERNMENTS
	(Cost $1,143,234)	998,142

The accompanying notes are an integral part of the financial statements.	23

Schroder Total Return Fixed Income Fund

Schedule of Investments (continued)
April 30, 2020 (unaudited)

Principal Amount ($)		Value $

	TAXABLE MUNICIPAL BONDS – 2.1%
	California – 0.8%
	California State University RB, Series B
65,000	3.065%, 11/01/42	65,504
75,000	2.965%, 11/01/39	75,808
	State Health Facilities Financing Authority RB
90,000	2.864%, 06/01/31	88,222
70,000	2.704%, 06/01/30	68,446
45,000	2.584%, 06/01/29	44,099
		342,079
	New Jersey – 0.2%
	State Economic Development Authority RB, Series A, NATL
90,000	7.425%, 02/15/29	106,491

	Ohio – 0.2%
	American Municipal Power RB, Series B
40,000	8.084%, 02/15/50	67,474

	Pennsylvania – 0.9%
	Philadelphia Authority for Industrial Development RB
350,000	3.964%, 04/15/26	375,792

	TOTAL TAXABLE MUNICIPAL BONDS
	(Cost $862,247)	891,836
	TOTAL INVESTMENTS IN SECURITIES – 98.9%
	(Cost $41,013,437)	41,904,478
	OTHER ASSETS LESS LIABILITIES – 1.1%	450,932
	NET ASSETS – 100%	$42,355,410

(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration normally to qualified institutions.  On April 30, 2020, the value of these securities amounted to $11,435,323, representing 27.0% of the net assets of the Fund.

(2)	Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

The accompanying notes are an integral part of the financial statements.	24

Schroder Total Return Fixed Income Fund

Schedule of Investments (concluded)
April 30, 2020 (unaudited)

The open futures contracts held by the Fund at April 30, 2020, is as follows:
Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	19	Jul-2020	$4,123,792	$4,188,164	$64,372
U.S. 5-Year Treasury Note	23	Jul-2020	2,790,538	2,886,141	95,603
U.S. 10-Year Treasury Note	6	Jun-2020	833,635	834,375	740
U.S. Long Treasury Bond	9	Jun-2020	1,501,797	1,629,281	127,484
U.S. Ultra Long Treasury Bond	5	Jun-2020	1,052,576	1,123,906	71,330
			$10,302,338	$10,661,867	$359,529

CLO — Collateralized Loan Obligation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
IO — Interest Only
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Corporation
MTN — Medium Term Note
NATL — National Public Finance Guarantee Corporation
RB — Revenue Bond
REIT — Real Estate Investment Trust
USD — United States Dollar
VAR — Variable Rate
The following is a summary of the inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:
Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$22,251,450	$—	$22,251,450
U.S. Treasury Obligations	—	6,697,355	—	6,697,355
U.S. Government Mortgage-Backed Obligations	—	4,977,612	—	4,977,612
Asset-Backed Securities	—	4,319,952	—	4,319,952
Collateralized Mortgage Obligations	—	1,768,131	—	1,768,131
Sovereign Governments	—	998,142	—	998,142
Taxable Municipal Bonds	—	891,836	—	891,836
Total Investments in Securities	$—	$41,904,478	$—	$41,904,478

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Appreciation	$359,529	$—	$—	$359,529
Total Other Financial Instruments	$359,529	$—	$—	$359,529

(1)	For the period ended April 30, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.	25

Schroder Mutual Funds

Statements of Assets and Liabilities
April 30, 2020 (unaudited)

	North American Equity Fund	Core Bond Fund	Long Duration Investment-Grade Bond Fund	Total Return Fixed Income Fund
ASSETS
Investments in securities, at value — Note 2	$811,289,299	$66,627,852	$124,482,183	$41,904,478
Cash	27,941,144	1,504,368	2,870,189	1,278,822
Foreign currency	—	—	—	1
Receivable for securities sold	3,806,207	758,122	905,186	976,679
Receivable for Fund shares sold	8,676	1,000,000	2,039	57,228
Dividends and tax reclaims receivable	2,759	3,082	—	6,182
Prepaid legal fees	23,878	56,277	7,540	45,538
Due from Investment Advisor — Note 3	—	9,107	1,869	15,041
Unrealized appreciation on forward foreign currency contracts	68,758	—	—	—
Initial margin for futures contracts	1,702,800	—	—	175,918
Interest receivable	801,926	333,867	870,365	215,708
Variation margin receivable for futures contracts	—	—	—	2,625
Prepaid expenses	25,758	14,330	16,466	14,701
TOTAL ASSETS	845,671,205	70,307,005	129,155,837	44,692,921
LIABILITIES
Payable for securities purchased	1,260,181	1,043,792	—	2,228,179
Variation margin payable for futures contracts	248,970	—	—	7,156
Income distributions payable	—	—	3,432,982	17,004
Unrealized depreciation on forward foreign currency contracts	284,574	—	—	—
Payable for Fund shares redeemed	—	—	—	6,979
Investment Advisory fees payable — Note 3	164,778	—	—	—
Sub-administration fees payable — Note 3	32,955	10,246	10,246	10,246
Audit fees payable	19,153	18,555	18,555	18,555
Trustees’ fees payable	7,113	1,949	2,381	1,835
Shareholder Servicing Fees, Investor Class — Note 3	—	—	601	24,954
Accrued expenses and other liabilities	35,742	28,116	18,373	22,603
TOTAL LIABILITIES	2,053,466	1,102,658	3,483,138	2,337,511
NET ASSETS	$843,617,739	$69,204,347	$125,672,699	$42,355,410
Cost of securities	$501,713,586	$63,004,404	$105,567,896	$41,013,437
Cost of foreign currency	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.	26

Schroder Mutual Funds

Statements of Assets and Liabilities
April 30, 2020 (unaudited)

	North American Equity Fund		Core Bond Fund	Long Duration Investment-Grade Bond Fund		Total Return Fixed Income Fund
NET ASSETS
Capital paid-in		$541,020,735	$64,205,474		$99,381,280		$44,059,064
Total distributable earnings (loss)		302,597,004	4,998,873		26,291,419		(1,703,654)

NET ASSETS		$843,617,739	$69,204,347		$125,672,699		$42,355,410
Net Assets:
R6	$	N/A	$69,204,347	$	N/A	$	N/A
Investor		843,617,739	N/A		125,672,699		42,355,410
Total shares outstanding end of period:
R6		N/A	6,410,978		N/A		N/A
Investor		53,669,343	N/A		12,055,410		4,077,956
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)
R6	$	N/A	$10.79	$	N/A	$	N/A
Investor		15.72	N/A		10.42		10.39

N/A — R6 or Investor Shares currently not offered.

The accompanying notes are an integral part of the financial statements.	27

Schroder Mutual Funds

Statements of Operations
For the Six Months Ended April 30, 2020 (unaudited)

	North American Equity Fund	Core Bond Fund
INVESTMENT INCOME
Dividend income	$10,044,338	$—
Interest income	403	873,359
Foreign taxes withheld	(30,667)	—
TOTAL INCOME	10,014,074	873,359
EXPENSES
Investment Advisory fees — Note 3	1,172,693	82,996
Sub-administration fees — Note 3	234,539	62,216
Trustees fees and expenses	13,155	3,653
Shareholder Service fees, Investor Shares — Note 3	—	—
Transfer agent fees	41,001	21,246
Legal fees	15,778	7,409
Audit fees	15,552	15,354
Registration fees	11,675	8,725
Printing	8,069	7,205
Custodian fees	14,720	4,056
Pricing fees	6,115	7,130
Insurance	3,083	23
Other	18,758	6,606
TOTAL EXPENSES	1,555,138	226,619
Expenses waived by Investment Advisor — Note 3	—	(82,996)
Reimbursement from Investment Advisor	—	(36,575)
Custody Offset — Note 2	(6,758)	(810)
NET EXPENSES	1,548,380	106,238
NET INVESTMENT INCOME	8,465,694	767,121
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS AND TRANSLATIONS
Net realized gain (loss) on investments sold	(10,636,388)	1,470,837
Net realized gain (loss) on futures	(104,110)	—
Net realized gain on forward foreign currency contracts	861,567	—
Net realized loss on foreign currency transactions	(26,603)	—
Net realized gain (loss) on investments, futures, forward foreign currency contracts and foreign currency transactions	(9,905,534)	1,470,837
Change in unrealized appreciation (depreciation) on investments	(38,188,208)	1,488,567
Change in unrealized appreciation on futures	923,402	—
Change in unrealized depreciation on forward foreign currency contracts	(282,781)	—
Change in unrealized appreciation on forward foreign currency translations	72	—
Net change in unrealized appreciation (depreciation) on investments, futures, forward foreign currency contracts and foreign currency translations	(37,547,515)	1,488,567
NET REALIZED AND UNREALIZED GAIN (LOSS)	(47,453,049)	2,959,404
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(38,987,355)	$3,726,525

The accompanying notes are an integral part of the financial statements.	28

Long Duration Investment-Grade Bond Fund	Total Return Fixed Income Fund

$—	$—
1,887,836	621,871
(54,490)	—
1,833,346	621,871

150,076	53,050
62,439	62,216
4,231	3,405
39,064	14,854
22,421	20,623
4,869	6,580
15,354	15,354
13,335	8,891
3,256	7,375
6,163	3,221
7,285	12,367
952	707
7,219	6,259
336,664	214,902
(142,834)	(53,050)
—	(75,826)
(1,690)	(1,157)
192,140	84,869
1,641,206	537,002

7,460,074	895,444
—	111,981
—	—
—	(33)

7,460,074	1,007,392
4,292,166	(193,478)
—	487,175
—	—
—	—
4,292,166	293,697
11,752,240	1,301,089
$13,393,446	$1,838,091

The accompanying notes are an integral part of the financial statements.	29

Schroder Mutual Funds

Statements of Changes in Net Assets
	North American Equity Fund
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
INCREASE (DECREASE) IN NET ASSETS
From Operations:
Net investment income	$8,465,694	$19,120,134
Net realized gain (loss) on investments, futures, swap contracts, forward foreign currency contracts and foreign currency transactions	(9,905,534)	45,286,190
Net change in unrealized appreciation (depreciation) on investments, futures, accrued foreign capital gains tax on appreciated securities, forward foreign currency contracts and foreign currency translations	(37,547,515)	46,814,753
Net increase (decrease) in net assets resulting from operations	(38,987,355)	111,221,077

Distributions:
R6 Shares	N/A	N/A
Investor Shares	(63,018,119)	(96,458,052)
Return of Capital:
Investor Shares	—	—
Total distributions	(63,018,119)	(96,458,052)

Share Transactions(1):
R6 Shares:
Sales of shares	N/A	N/A
Reinvestment of distributions	N/A	N/A
Redemption of shares	N/A	N/A
Total increase from R6 Share transactions	N/A	N/A
Investor Shares:
Sales of shares	185,083	4,461,454
Reinvestment of distributions	62,868,869	90,266,033
Redemption of shares	(72,762,574)	(115,736,328)
Redeemed in connection with in-kind transfer — Note 8	—	—
Total decrease from Investor Share transactions	(9,708,622)	(21,008,841)
Net increase (decrease) in net assets from share transactions	(9,708,622)	(21,008,841)
Total increase (decrease) in net assets	(111,714,096)	(6,245,816)
Net Assets
Beginning of period	955,331,835	961,577,651
End of period	$843,617,739	$955,331,835

N/A — Investor Shares or R6 Shares currently not offered.
(1)	For share transactions, see Note 12 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.	30

Core Bond Fund		Long Duration Investment-Grade Bond Fund		Total Return Fixed Income Fund
Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

$767,121	$1,430,979	$1,641,206	$4,220,000	$537,002	$1,240,023
1,470,837	771,797	7,460,074	5,054,115	1,007,392	673,403
1,488,567	3,059,838	4,292,166	21,426,239	293,697	2,311,531
3,726,525	5,262,614	13,393,446	30,700,354	1,838,091	4,224,957

(1,480,952)	(1,509,949)	N/A	N/A	N/A	N/A
N/A	N/A	(5,505,653)	(4,218,313)	(583,950)	(1,244,592)

—	—	—	—	—	(49,764)
(1,480,952)	(1,509,949)	(5,505,653)	(4,218,313)	(583,950)	(1,294,356)

12,424,141	37,064,419	N/A	N/A	N/A	N/A
1,300,679	1,328,183	N/A	N/A	N/A	N/A
(9,193,378)	(17,778,826)	N/A	N/A	N/A	N/A
4,531,442	20,613,776	N/A	N/A	N/A	N/A

N/A	N/A	14,168,460	53,325,944	1,924,436	4,247,029
N/A	N/A	5,505,653	4,198,986	477,688	1,045,053
N/A	N/A	(20,435,805)	(33,861,424)	(3,927,447)	(6,567,630)
N/A	N/A	—	(30,823,454)	—	—
N/A	N/A	(761,692)	(7,159,948)	(1,525,323)	(1,275,548)
4,531,442	20,613,776	(761,692)	(7,159,948)	(1,525,323)	(1,275,548)
6,777,015	24,366,441	7,126,101	19,322,093	(271,182)	1,655,053

62,427,332	38,060,891	118,546,598	99,224,505	42,626,592	40,971,539
$69,204,347	$62,427,332	$125,672,699	$118,546,598	$42,355,410	$42,626,592

The accompanying notes are an integral part of the financial statements.	31

Schroder Mutual Funds
Financial Highlights
For the Period Ended April 30, (unaudited) and the Years or Period Ended October 31,
Selected Per Share Data and Ratios for a Share Outstanding Throughout each Year or Period
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gain	Return of Capital
North American Equity Fund
Investor Shares
2020*	$17.39	$0.14		$(0.68)	$(0.54)	$(0.30)	$(0.83)	$—
2019	17.31	0.31		1.47	1.78	(0.33)	(1.37)	—
2018	17.02	0.32		0.93	1.25	(0.28)	(0.68)	—
2017	14.79	0.30		2.83	3.13	(0.30)	(0.60)	—
2016	15.14	0.27		0.31	0.58	(0.33)	(0.60)	—
2015	15.42	0.34		0.21	0.55	(0.29)	(0.54)	—
Core Bond Fund
R6 Shares
2020*	$10.44	$0.12	(1)	$0.47	$0.59	$(0.14)	$(0.10)	$—
2019	9.67	0.29	(1)	0.79	1.08	(0.31)	—	—
2018(b)	10.00	0.20	(1)	(0.34)	(0.14)	(0.19)	—	—
Long Duration Investment-Grade Bond Fund
Investor Shares
2020*	$9.77	$0.13	(1)	$0.98	$1.11	$(0.13)	$(0.33)	$—
2019	8.02	0.28	(1)	1.75	2.03	(0.28)	—	—
2018	8.88	0.28	(1)	(0.86)	(0.58)	(0.28)	—	—
2017	9.31	0.28	(1)	(0.14)	0.14	(0.28)	(0.29)	—
2016	8.99	0.32	(1)	0.53	0.85	(0.34)	(0.19)	—
2015	10.53	0.36	(1)	(0.24)	0.12	(0.36)	(1.30)	—
Total Return Fixed Income Fund
Investor Shares
2020*	$10.07	$0.13		$0.33	$0.46	$(0.14)	$—	$—
2019	9.37	0.30		0.71	1.01	(0.30)	—	(0.01)
2018	9.91	0.33		(0.56)	(0.23)	(0.24)	—	(0.07)
2017	10.03	0.27		(0.11)	0.16	(0.22)	—	(0.06)
2016	9.97	0.25		0.12	0.37	(0.26)	(0.04)	(0.01)
2015	10.20	0.26		(0.23)	0.03	(0.26)	—	—

*	For the six months ended April 30, 2020 (unaudited). All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.
(1)	Per share net investment income calculated using average shares.
(a)
Total returns would have been lower had certain Fund expenses not been waived or reimbursed, as applicable, during the periods shown (See Note 3). Total return calculations for a period of less than one year are not annualized.

(b)	Commenced operations on January 31, 2018. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.

The accompanying notes are an integral part of the financial statements.	32

Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets (Including Waivers and Reimbursements, Excluding Offsets)	Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Offsets)	Ratio of Net Investment Income to Average Net Assets (Including Waivers, Reimbursements and Offsets)	Portfolio Turnover Rate

$(1.13)	$15.72	(3.60)%	$843,618	0.33%	0.33%	1.81%	26%
(1.70)	17.39	11.88	955,332	0.33	0.33	1.99	50
(0.96)	17.31	7.50	961,578	0.33	0.33	1.69	46
(0.90)	17.02	21.96	1,021,468	0.33	0.33	1.83	46
(0.93)	14.79	4.20	889,400	0.32	0.32	2.03	70
(0.83)	15.14	3.77	759,878	0.32	0.32	1.91	57

$(0.24)	$10.79	5.72%	$69,204	0.32%	0.68%	2.31%	72%
(0.31)	10.44	11.27	62,427	0.32	0.78	2.91	134
(0.19)	9.67	(1.38)	38,061	0.32	1.48	2.74	48

$(0.46)	$10.42	11.88%	$125,673	0.32%	0.56%	2.74%	81%
(0.28)	9.77	25.74	118,547	0.32	0.52	3.20	73
(0.28)	8.02	(6.69)	99,225	0.34	0.64	3.27	50
(0.57)	8.88	1.79	76,726	0.39	0.77	3.17	62
(0.53)	9.31	9.80	74,232	0.39	0.75	3.48	160
(1.66)	8.99	0.94	21,082	0.40	1.05	3.80	126

$(0.14)	$10.39	4.59%	$42,355	0.40%	1.01%	2.53%	61%
(0.31)	10.07	10.93	42,627	0.40	0.99	3.05	92
(0.31)	9.37	(2.33)	40,972	0.40	0.85	3.27	79
(0.28)	9.91	1.65	67,199	0.40	0.85	2.95	93
(0.31)	10.03	3.77	97,695	0.40	0.61	2.80	72
(0.26)	9.97	0.30	183,138	0.40	0.56	2.58	93

The accompanying notes are an integral part of the financial statements.	33

Schroder Mutual Funds

Notes to Financial Statements
April 30, 2020 (unaudited)

NOTE 1 — ORGANIZATION
Schroder Global Series Trust (“SGST”) is an open-end series management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). SGST was organized as a business trust under the laws of The Commonwealth of Massachusetts on May 27, 2003. SGST has an unlimited number of authorized shares, which consists of one diversified series: Schroder North American Equity Fund (the “SGST Fund” or a “Fund”). The Schroder North American Equity Fund seeks long-term capital growth.
Schroder Series Trust (“SST”) is an open-end series management investment company registered under the Investment Company Act. SST was organized as a business trust under the laws of The Commonwealth of Massachusetts on May 6, 1993. SST has an unlimited number of authorized shares, which are divided into three separate series. Included in this report are Schroder Core Bond Fund, Schroder Long Duration Investment-Grade Bond Fund, and Schroder Total Return Fixed Income Fund (each a “Fund,” collectively, the “SST Funds,” and together with the SGST Fund, the “Funds” or “Trusts”), all of which are diversified funds. The Schroder Core Bond Fund seeks long-term total return consistent with the preservation of capital. The Schroder Total Return Fixed Income Fund seeks a high level of total return. The Schroder Long Duration Investment-Grade Bond Fund seeks to achieve a total return that exceeds that of the Fund’s benchmark, the Bloomberg Barclays U.S. Long Government/Credit Bond Index.
The Schroder Emerging Markets Small Cap Fund and Schroder Short Duration Bond Fund were liquidated following the close of business on December 27, 2019.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
The following is a summary of significant accounting policies followed by the Funds, which are in conformity with U.S. GAAP:
SECURITY VALUATION: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, provided that it is determined the amortized cost continues to approximate fair value. Should existing

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2020 (unaudited)

credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.
Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.
Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations.
Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.
Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.
For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If SIMNA (the “Adviser”) of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

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Notes to Financial Statements (continued)
April 30, 2020 (unaudited)

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.)
• Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
For the period ended April 30, 2020, there have been no significant changes to the Funds’ fair valuation methodologies. Fair value measurement classifications are summarized in each Fund’s Schedule of Investments.
FEDERAL INCOME TAXES: It is the intention of each Fund to qualify, or continue to qualify, as a “regulated investment company” by complying with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to Federal income taxes to the extent that, among other things, it distributes substantially all of its taxable income, including realized capital gains, for the fiscal year in a timely manner, to its shareholders in the form of dividends. In addition, as a result of distributing substantially all of their net investment income during each calendar year, capital gains and certain other amounts, if any, the Funds will not be subject to a Federal excise tax. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.
As of, and during the period ended April 30, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any tax-related interest or penalties.
INVESTMENT TRANSACTIONS: Investment security transactions are recorded as of trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Capital gain taxes on securities in certain foreign countries are accrued on unrealized appreciation and are due when realized.
INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date. Interest income and expense is recorded on an accrual basis. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.
EXPENSES: Expenses are recorded on an accrual basis. Many of the expenses of the Funds can be directly attributable to a specific Fund. Expenses not directly attributable to a specific Fund are allocated among the Funds based on relative average net assets or another appropriate methodology. Class specific expenses are borne by that class. Fund expenses are pro-rated to the respective classes based on relative net assets.

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2020 (unaudited)

CLASSES OF SHARES: Income, realized and unrealized gains and losses of a Fund are prorated to the respective classes of shares based on relative net assets.
CASH: Idle cash may be swept into various overnight sweep accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends and distributions to shareholders from net investment income are declared and distributed at least annually for North American Equity Fund and monthly for Schroder Core Bond Fund and Schroder Long Duration Investment-Grade Bond Fund. Schroder Total Return Fixed Income Fund declares dividends to shareholders from net investment income daily and distributes these dividends monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually for each of the Funds.
FOREIGN CURRENCY: Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. Each Fund generally bifurcates that portion of realized gains (losses) on investments in debt securities which is attributed to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included in the “Statements of Operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in the “Statements of Operations” under “Net realized and unrealized gain (loss) on investments.” Each Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. Certain Funds may enter into forward foreign currency contracts to protect the U.S. dollar value of the underlying portfolio of securities against the effect of possible adverse movements in foreign exchange rates. Certain Funds may also seek to gain currency exposure or otherwise attempt to increase a Fund’s total return by holding such forward foreign currency contracts. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward foreign currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Funds entering into offsetting commitments.
WHEN-ISSUED SECURITIES: Certain Funds may purchase securities on a when-issued, delayed delivery, or forward commitment basis, including TBAs, during the period covered by this report. These transactions involve a commitment by the Fund to purchase a security for a predetermined price or yield, with payments and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. These transactions may increase the overall investment exposure for a Fund (and so may create investment leverage) and involve a risk of loss if the value of the securities declines prior to the settlement date.
CONVERTIBLE SECURITIES: Certain Funds may invest in securities that are convertible into preferred and common stocks, and so subject to the risks of investments in both debt and equity securities. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying preferred and common stocks and, therefore, also will react to variations in the general market for equity securities.
FUTURES: To the extent consistent with its investment objective and strategies, the Funds use futures contracts for tactical hedging purposes as well as to enhance the Funds’ return. Initial margin deposits of cash or securities are made upon entering into futures contracts. Financial futures contracts are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2020 (unaudited)

paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation) on the Statements of Assets and Liabilities. When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are found on the Statements of Operations as a component of net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) on futures contracts, respectively.
Futures contracts involve leverage and are subject to market risk that may exceed the amounts recognized in the Statements of Assets and Liabilities. Risks arise from the possible significant movements in prices. The change in value of futures contracts primarily corresponds to the value of the securities or other index or amount underlying the contracts, but may not precisely correlate with the change in value of such securities or other index or amount. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2020, if applicable.
OPTION/SWAPTION TRANSACTIONS: Certain Funds may purchase and write call and put options on securities, securities indices, swaps (“swaptions”) and foreign currencies, provided such options/swaptions are traded on a national securities exchange or an over-the-counter market. When any of the Funds writes or purchases a covered call or put option/swaption, an amount equal to the premium received is included in that Fund’s statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option/swaption. If an option/swaption expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option/swaption is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option/swaption is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option/swaption, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or index underlying the written option/swaption. When any of the Funds purchases a call or put option/swaption, an amount equal to the premium paid is included in that Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option/swaption. If an option/swaption expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option/swaption, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options/swaptions are non-income producing securities. The option/swaption techniques utilized are generally to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets.
Refer to each Fund’s Schedule of Investments for details regarding open option/swaption contracts as of April 30, 2020, if applicable.
SWAP AGREEMENTS: Certain Funds may enter into swap agreements, including credit default swaps and interest rate swaps and other types of exchange-traded or over-the-counter transactions with broker-dealers or other financial institutions. Depending on their structures, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2020 (unaudited)

inflation rates. The value of a Fund’s swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, or other indices or measures. Swap agreements are privately negotiated in the over-the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).
In a “credit default” swap transaction, one party pays what is, in effect, an insurance premium through a stream of payments to another party in exchange for the right to receive a specified return in an event of default (or similar events) by a third party on its obligations. Therefore, in a credit default swap, a Fund may pay a premium and, in return, have the right to put certain bonds or loans to the counterparty upon default by the issuer of such bonds or loans (or similar events) and to receive in return the par value of such bonds or loans (or another agreed upon amount). A Fund could also receive the premium referenced above, and be obligated to pay a counterparty the par value of certain bonds or loans upon a default (or similar event) by the issuer. A Fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the Fund. Under certain circumstances, suitable transactions may not be available to a Fund, or a Fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities.
“Interest rate” swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. “Inflation- linked” swaps are used to transfer inflation risk from one party to another through an exchange of cash flows. In an inflation-linked swap, one party pays a fixed rate on a notional principal amount, while the other party pays a floating rate linked to an inflation index, such as the Consumer Price Index. The Funds could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. A Fund’s ability to engage in certain swap transactions may be limited by tax considerations.
Swaps are marked-to-market daily and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.
Legislative and regulatory reforms, including the Dodd-Frank Wall Street Reform and Consumer Protection Act, have resulted in new regulation of swap agreements, including clearing, margin, reporting, recordkeeping and registration requirements. New regulations could, among other things, restrict a Fund’s ability to engage in swap transactions (for example, by making certain types of swap transactions no longer available to a Fund) and/or increase the costs of such swap transactions (for example, by increasing margin or capital requirements), and a Fund may as a result be unable to execute its investment strategies in a manner the Fund might otherwise choose.
There were no open swap contracts held by the Funds as of April 30, 2020.
CUSTODY OFFSET: The Funds have an arrangement with the custodian whereby interest earned on uninvested cash balances is used to offset a portion of the custodian fees. The amounts are included in custodian fees and custody offset on the Statements of Operations.
NOTE 3 — INVESTMENT ADVISORY FEES, ADMINISTRATION AGREEMENTS AND DISTRIBUTION PLANS
The Funds have entered into investment advisory agreements with SIMNA. Under these agreements, SIMNA provides investment management services and is entitled to receive compensation for its services, payable monthly for the SGST Fund and the SST Funds, at the following annual rates based on average daily net assets of each Fund taken separately. In order to limit the expenses of the R6 and Investor Shares of certain Funds, as applicable, SIMNA has contractually agreed to waive management fees, pay and/or reimburse the

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2020 (unaudited)

applicable Fund for expenses through February 28, 2021, to the extent that the total annual fund operating expenses of a Fund (other than acquired fund fees and expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses) allocable to each share class exceed the following annual rates (based on the average daily net assets attributable to each share class):

	Expense Limitation
	Management Fee	R6 Shares	Investor Shares
Schroder North American Equity Fund	0.25%	N/A	N/A
Schroder Core Bond Fund	0.25%	0.32%	N/A
Schroder Long Duration Investment-Grade Bond Fund	0.25%	N/A	0.32%
Schroder Total Return Fixed Income Fund	0.25%	N/A	0.40%

N/A — Fund is not currently subject to the expense limitation agreement or Share Class is not currently offered.

SIMNA has retained its affiliate Schroder Investment Management North America Limited (“SIMNA Ltd.”) to serve as sub-adviser responsible for all or a portion of the portfolio management of each Fund. During the reporting period, SIMNA paid SIMNA Ltd. the following percentages of the investment advisory fees it received from each Fund, after waivers, as set forth below.
Effective October 16, 2017:
Fund	Percentage of Fees Paid to SIMNA Ltd.
Schroder North American Equity Fund	58.5%

Effective December 1, 2019:
Fund	Percentage of Fees Paid to SIMNA Ltd.
Schroder Core Bond Fund	15%
Schroder Long-Duration Investment-Grade Bond Fund	15%
Schroder Total Return Fixed Income Fund	15%

Each Trust has entered into an administration agreement with SEI Investments Global Funds Services (“SEI” or the “Administrator”), under which the Administrator provides administrative services to the Trust. For these services, the Administrator is paid a fee, which varies based on the average daily net assets of each Fund, subject to certain minimums.
Each Trust and SEI Investments Distribution Co., (“SIDCO”), a wholly-owned subsidiary of SEI Investments, and an affiliate of the Administrator, are parties to a distribution agreement (the “Distribution Agreement”), whereby SIDCO acts as principal underwriter for the Trusts’ shares.
The Schroder Core Bond Fund, Schroder Long Duration Investment-Grade Bond Fund, and Schroder Total Return Bond Fund all have adopted a shareholder servicing plan under which a shareholder servicing fee of up to 0.15% of average daily net assets of Investor Shares of the Funds will be paid to financial intermediaries.
SIMNA or its affiliates may, from time to time, also make payments to financial intermediaries for sub-administration, sub-transfer agency, or other shareholder services or distribution, out of their own resources.

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2020 (unaudited)

NOTE 4 — DERIVATIVE CONTRACTS
Derivative instruments and hedging activities require enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance, and cash flows.
The fair value of derivative instruments as of April 30, 2020, was as follows:
Fund	Statement of Assets and Liabilities Location	Asset Derivatives	Liability Derivatives
Schroder North American Equity Fund
Equity contracts
Futures contracts	Unrealized appreciation/(depreciation) on futures contracts*	$990,110	$—
Foreign exchange contracts
Forward contracts	Unrealized appreciation/(depreciation) on forward foreign currency contracts	68,758	(284,574)
		$1,058,868	$(284,574)
Schroder Total Return Fixed Income Fund
Interest rate contracts
Futures contracts	Unrealized appreciation/(depreciation) on futures contracts*	$359,529	$—
		$359,529	$—

* Unrealized appreciation/(depreciation) on futures contracts is included in distributable earnings (loss).
The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2020, was as follows:
The amount of net realized gain (loss) and change in unrealized appreciation (depreciation) on derivatives:
Fund	Net Realized Gain/(Loss)*	Change in Unrealized Appreciation (Depreciation)**	Total
Schroder North American Equity Fund
Equity contracts
Futures Contracts	$(104,110)	$923,402	$819,292
Foreign exchange contracts
Forward Contracts	861,567	(282,781)	578,786
	$757,457	$640,621	$1,398,078
Schroder Total Return Fixed Income Fund
Interest rate contracts
Futures Contracts	111,981	487,175	599,156
	$111,981	$487,175	$599,156

*	Futures contracts are included in net realized gain (loss) on futures and forward contracts are included in net realized gain on forward foreign currency contracts and foreign currency transactions.
**	Futures contracts are included in change in unrealized appreciation on futures and forward contracts are included in change in unrealized depreciation on forward foreign currency contracts.

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2020 (unaudited)

The following table discloses the volume of the futures contracts and forward foreign currency contracts during the period ended April 30, 2020:
	Schroder North American Equity Fund	Schroder Total Return Fixed Income Fund
Futures Contracts:
Average Quarterly Market Value Balance Long	$13,625,043	$11,244,220
Average Quarterly Market Value Balance Short	—	—
Forward Foreign Currency Contracts:
Average Quarterly Notional Contracts Purchased	$(5,424,264)	$—
Average Quarterly Notional Contracts Sold	4,863,354	—

In accordance with the authoritative guidance under U.S. GAAP, “Disclosures about Offsetting Assets and Liabilities” entities are required to disclose information about financial instruments and derivative instruments that have been offset or that are subject to enforceable master netting agreements. The Funds do not offset such instruments on the Statement of Assets and Liabilities, rather such instruments are presented on a gross basis.
The following is a summary by derivative type of the market value of over the counter (“OTC”) financial derivative instruments and collateral (received)/pledged by counterparty as of April 30, 2020:
	Gross Assets- Recognized in the Statement of Assets and Liabilities	Gross Liabilities- Recognized in the Statement of Assets and Liabilities	Net Amount Available to be Offset	Cash Collateral Pledged or (Received) †	Net Amount ‡
Schroder North American Equity Fund
	Forward Contracts	Forward Contracts
Canadian Imperial Bank of Commerce	$—	$(284,574)	$(284,574)	$—	$(284,574)
JPMorgan Chase Bank	68,758	—	68,758	—	68,758
Total	$68,758	$(284,574)	$(215,816)	$—	$(215,816)

†	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
‡
Net amount represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

NOTE 5 — INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of investments, excluding short-term and U.S. Government securities for each Fund, for the period ended April 30, 2020 were as follows:
	Purchases	Sales and Maturities
Schroder North American Equity Fund	$234,389,494	$320,860,702
Schroder Core Bond Fund	17,239,038	7,105,287
Schroder Long Duration Investment-Grade Bond Fund	37,542,715	36,338,989
Schroder Total Return Fixed Income Fund	11,929,784	6,616,640

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2020 (unaudited)

Purchases and proceeds from sales and maturities of U.S. Government securities for the period ended April 30, 2020 were as follows:
	Purchases	Sales and Maturities
Schroder Core Bond Fund	$32,019,859	$39,223,866
Schroder Long Duration Investment-Grade Bond Fund	58,894,784	65,338,446
Schroder Total Return Fixed Income Fund	12,130,945	19,754,059

NOTE 6 — FEDERAL INCOME TAXES
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either temporary or permanent in nature. Any permanent differences, which may result in distribution reclassifications, are primarily due to differing treatments for gains resulting from investments in passive foreign investment companies, equalization distribution, reclassifications of long-term capital gain distributions on real estate investment trust securities, partnership investments, foreign currency transactions and paydowns. Distributions from short-term gains and from gains on foreign currency transactions are treated as distributions from ordinary income for tax purposes.
At October 31, 2019, the Funds reclassified the following permanent amounts between capital paid-in, undistributed net investment income and accumulated realized gain (loss):
	Distributable Earnings (Loss)	Increase (Decrease) Capital Paid-in
Schroder North American Equity Fund	$294	$(294)

The tax character of dividends and distributions declared during the years or periods ended October 31, 2019 and October 31, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Schroder North American Equity Fund
2019	$31,721,355	$64,736,697	$—	$96,458,052
2018	32,669,411	24,894,979	—	57,564,390
Schroder Core Bond Fund
2019	1,509,949	—	—	1,509,949
2018	573,056	—	—	573,056
Schroder Long Duration Investment-Grade Bond Fund
2019	4,218,313	—	—	4,218,313
2018	2,902,410	—	—	2,902,410
Schroder Total Return Fixed Income Fund
2019	1,244,592	—	49,764	1,294,356
2018	1,417,244	—	379,779	1,797,023

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2020 (unaudited)
As of October 31, 2019, the components of distributable earnings (accumulated losses) on a tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Schroder North American Equity Fund	$15,259,352	$44,565,017	$—	$344,845,102	$(66,993)	$404,602,478
Schroder Core Bond Fund	479,247	144,895	—	2,129,160	(2)	2,753,300
Schroder Long Duration Investment-Grade Bond Fund	2,562,958	1,315,359	—	14,525,310	(1)	18,403,626
Schroder Total Return Fixed Income Fund	—	—	(3,616,669)	1,075,184	(416,310)*	(2,957,795)

*	Other differences relate to distributions payable and straddles loss deferrals.

Each Fund may use its tax basis capital loss carryforwards listed above to offset taxable capital gains realized in subsequent years for federal income tax purposes. If a Fund incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 (“post-RIC Mod losses”), those losses will be carried forward to one or more subsequent taxable years without expiration; any such carryforward losses will retain their character as short-term or long-term.
The Funds listed below have the following post-RIC Mod losses, which do not expire:
	Short-Term Loss	Long-Term Loss	Total
Schroder Total Return Fixed Income Fund	$642,974	$2,973,695	$3,616,669

During the year ended October 31, 2019, the Funds listed below utilized capital loss carryforwards to offset capital gains:
Schroder Core Bond Fund	$71,021
Schroder Long Duration Investment-Grade Bond Fund	1,001,417
Schroder Total Return Fixed Income Fund	1,040,876

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relates to the timing of recognition of gains and losses on investments for tax and book purposes, investments in publicly traded partnerships and wash sales.
At April 30, 2020, the identified cost for Federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation were as follows:
	Identified Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Schroder North American Equity Fund	$501,713,586	$340,191,571	$(30,615,858)	$309,575,713
Schroder Core Bond Fund	63,004,404	3,792,974	(169,526)	3,623,448
Schroder Long Duration Investment-Grade Bond Fund	105,567,896	19,689,112	(774,825)	18,914,287
Schroder Total Return Fixed Income Fund	41,013,437	1,471,818	(580,777)	891,041

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2020 (unaudited)
NOTE 7 — IN-KIND TRANSFERS
On May 31, 2019, the Schroder Long Duration Investment-Grade Bond Fund had an investor accept securities in lieu of cash.
	Shares Redeemed	Value of Securities	Cash	Total
Schroder Long Duration Investment-Grade Bond Fund	3,405,907	$30,673,702	$149,752	$30,823,454

During the period ended April 30, 2020, there were no in-kind transactions.
NOTE 8 — PORTFOLIO INVESTMENT RISKS
Below are summaries of some, but not all, of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s NAV, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read each Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.
Schroder Total Return Fixed Income Fund invests a portion of its assets in securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Schroder Long Duration Investment-Grade Bond Fund invests a portion of its assets in municipal bonds. Municipal bonds are investments of any maturity issued by states, public authorities or political subdivisions to raise money for public purposes; they include, for example, general obligations of a state or other government entity supported by its taxing powers to acquire and construct public facilities, or to provide temporary financing in anticipation of the receipt of taxes and other revenue. They also include obligations of states, public authorities or political subdivisions to finance privately owned or operated facilities or public facilities financed solely by enterprise revenues. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. Changes in law or adverse determinations by the Internal Revenue Service or a state tax authority could make the income from some of these obligations taxable.
The yields on municipal bonds depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of nationally recognized securities rating agencies represent their opinions as to the credit quality of the municipal bonds.
A Fund may enter into derivative transactions including futures contracts, options, and swap contracts. Derivatives are financial contracts whose values depend on, or derive from, the value of an underlying asset, reference rate, or index. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to liquidity risk, interest rate risk, and credit risk, and the risk that a derivative transaction may not have the effect the Funds’ adviser anticipated. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index. Derivative transactions typically involve leverage and may be highly volatile. Use of derivatives other than for hedging purposes may be considered speculative and may have the effect of creating investment leverage, and when a Fund invests in a derivative instrument it could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions when that would be beneficial. Additional principal risks for the Funds can be found in the prospectus.

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2020 (unaudited)

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Funds. A more complete description of risks associated with the Funds is included in the Funds’ prospectus and statement of additional information.
NOTE 9 — BENEFICIAL INTEREST
The following table shows the number of shareholders each owning of record, or to the knowledge of the Funds beneficially, 5% or more of shares of a Fund outstanding as of April 30, 2020 and the total percentage of shares of the Fund held by such shareholders. The table includes omnibus accounts that hold shares on behalf of many shareholders.
	5% or Greater Shareholders
	Number	% of Fund Held
Schroder North American Equity Fund, Investor Shares	2	98.17%
Schroder Core Bond Fund, R6 Shares	6	99.99
Schroder Long Duration Investment-Grade Bond Fund, Investor Shares	3	93.99
Schroder Total Return Fixed Income Fund, Investor Shares	7	90.26

NOTE 10 — LINE OF CREDIT
The Funds entered into a credit agreement on October 6, 2008, as amended from time to time, that enables them to participate in a $12.5 million committed revolving line of credit with JPMorgan Chase Bank, N.A. Any advance under the line of credit is contemplated primarily for temporary or emergency purposes, or to finance the redemption of the shares of a shareholder of the borrower. Interest is charged to the Funds based on their borrowings at the current reference rate. The Funds pay their pro rata portion of an annual commitment fee of 0.20% on the total amount of the credit facility. There were no borrowings under the line of credit for the period ended April 30, 2020.
NOTE 11 — CAPITAL SHARE TRANSACTIONS
Capital share transactions for the period ended April 30, 2020 (unaudited) and the year ended October 31, 2019, were as follows:
	North American Equity Fund		Core Bond Fund
	2020	2019	2020	2019
R6 Shares:
Sales of shares	N/A	N/A	1,188,960	3,667,663
Reinvestment of distributions	N/A	N/A	125,016	131,149
Redemption of shares	N/A	N/A	(883,950)	(1,754,146)
Net increase in R6 Shares	N/A	N/A	430,026	2,044,666
Investor Shares:
Sales of shares	11,346	262,924	N/A	N/A
Reinvestment of distributions	3,636,152	5,881,701	N/A	N/A
Redemption of shares	(4,903,366)	(6,774,839)	N/A	N/A
Net decrease in Investor Shares	(1,255,868)	(630,214)	N/A	N/A

Schroder Mutual Funds

Notes to Financial Statements (concluded)
April 30, 2020 (unaudited)
	Long Duration Investment-Grade Bond Fund		Total Return Fixed Income Fund
	2020	2019	2020	2019
Investor Shares:
Sales of shares	1,419,909	6,309,274	190,482	434,140
Reinvestment of distributions	574,813	470,083	46,938	107,007
Redemption of shares	(2,070,631)	(3,614,624)	(391,640)	(682,215)
Redemption in kind	—	(3,405,907)	—	—
Net decrease in Investor Shares	(75,909)	(241,174)	(154,220)	(141,068)
N/A — R6 or Investor Shares currently not offered.
NOTE 12 — REGULATORY MATTERS
On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.
NOTE 13 — NEW ACCOUNTING PRONOUNCEMENT
In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years.
NOTE 14 — SUBSEQUENT EVENTS
The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were available to be issued. Based on this evaluation, see the below disclosure to the financial statements as of April 30, 2020:
The Board of the Schroder Series Trust, on March 19, 2020, at the recommendation of the Adviser, approved: (i) a proposed agreement and plan of reorganization (the “Reorganization”) between Schroder Core Bond Fund (the “Acquiring Fund”) and Schroder Total Return Fixed Income Fund (the “Target Fund”); and (ii) the creation of an Investor Share Class of the Acquiring Fund subject to the same fees as the existing Investor Share Class of the Target Fund. The Reorganization is expected to take place before the end of the second quarter of 2020, at which time Acquiring Fund Investor Shares will be available for purchase.
On June 5, 2020, a shareholder account (the “Account”) in the Schroder North American Equity Fund (hereinafter, the “Distributing Fund”) effected a redemption-in-kind from this Distributing Fund in the amount of $564,182,034 (the “Transaction”). Total Distributing Fund net assets as of June 5, 2020 immediately prior to this Transaction were $919,047,790, so approximately 61.4% of the Distributing Fund’s assets were redeemed as a result of the Transaction. Because of the significant interest held, and redeemed, in the Distributing Fund by the Account, the Account is considered an “affiliated” person of the Distributing Fund (so the Account was considered to be an “Affiliate” of the Distributing Fund at the time of the Transaction). Except for this redemption, there have been no other material subsequent events for the Distributing Fund as of April 30, 2020.

Schroder Mutual Funds

Disclosure of Fund Expenses (unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a Schroder Mutual Fund, you incur ongoing costs, which include, among others, costs for portfolio management, administrative services, and shareholder reports (like this one), and in the case of Advisor Shares, distribution (12b-1) fees. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2019 to April 30,2020).
The table below illustrates your Fund’s costs in two ways.
•
Actual expenses. This section helps you to estimate the actual expenses after fee waivers, if applicable, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period.”
•
Hypothetical example for comparison purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, and that it incurred expenses at the rate of which it in the past did incur expenses. In this case, because the return used is not the Fund’s actual return, the results may not be used to estimate the actual ending balance of an account in the Fund over the period or expenses you actually paid. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses in this table based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

Schroder Mutual Funds

Disclosure of Fund Expenses (unaudited)
	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Net Annualized Expense Ratios	Expenses Paid During Period**
Schroder North American Equity Fund
Actual Expenses
Investor Shares	$1,000.00	$964.00	0.33%	$1.61

Hypothetical Example for Comparison Purposes
Investor Shares	$1,000.00	$1,023.22	0.33%	$1.66

Schroder Core Bond Fund
Actual Expenses
R6 Shares	$1,000.00	$1,057.20	0.32%	$1.64

Hypothetical Example for Comparison Purposes
R6 Shares	$1,000.00	$1,023.27	0.32	$1.61

Schroder Long Duration Investment-Grade Bond Fund
Actual Expenses
Investor Shares	$1,000.00	$1,118.80	0.32%	$1.69

Hypothetical Example for Comparison Purposes
Investor Shares	$1,000.00	$1,023.27	0.32	$1.61

Schroder Total Return Fixed Income Fund
Actual Expenses
Investor Shares	$1,000.00	$1,045.90	0.40%	$2.03

Hypothetical Example for Comparison Purposes
Investor Shares	$1,000.00	$1,022.87	0.40	$2.01

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the account period, multiplied by 182/366 (to reflect the one-half year period).

Schroder Mutual Funds

Review of Liquidity Risk Management Program (unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.
At a meeting of the Board held on March 18, 2020, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The Board acknowledged that the report covered the period from December 1, 2018 through December 31, 2019 and thus did not cover the period of then-current market volatility. The Board requested that the Program Administrator provide an update of the operation of the Program during the then-current market volatility at its next meeting. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk since the Program was implemented on December 1, 2018. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program since its implementation.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Notes

Privacy Statement

FACTS	WHAT DOES SCHRODERS DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us.
This information can include:
• Social Security number and income
• account balances and account transactions
• assets and investment experience
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share clients’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their clients’ personal information; the reasons Schroders chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Schroders share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), or respond to court orders and legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We Don’t Share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We Don’t Share
For nonaffiliates to market to you	No	We Don’t Share

Questions?	For Schroder Mutual Funds, call DST AMS at (800) 464-3108. For other inquiries, call Institutional Client Service at (212) 641-3800 or email clientserviceny@us.schroders.com

Privacy Statement

Who we are
Who is providing this notice?	• Schroder Investment Management North America Inc. • Schroder Mutual Funds • Schroder Fund Advisors LLC
What we do
How does Schroders protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Access to personal information is limited to employees who need it to perform their jobs. Our policies restrict employee use of customer information; requiring it be held in strict confidence.

How does Schroders collect my personal information?
We collect your personal information, for example, when you
• open an account and provide account information
• give us your contact information
• show your driver’s license or government issued ID
• enter into an investment advisory contract
• make a wire transfer

Why can’t I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates’ everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
• Our affiliates include companies with the Schroder name; financial companies such as Schroder Investment Management North America Limited and Schroder Investment Management Limited; and others, such as the parent, holding company, Schroders plc.

Nonaffiliates
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• Nonaffiliates we share with can include companies that help us maintain, process or service your transactions or account(s) or financial products, including companies that perform administrative, accounting, transfer agency, custodial, brokerage or proxy solicitation services, or that assist us in marketing.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Schroders doesn’t jointly market.

Investment Adviser	Schroder Investment Management North America Inc. 7 Bryant Park New York, NY 10018-3706
Trustees	William M. Doran Jon C. Hunt Thomas P. Lemke Randall S. Yanker Jay C. Nadel
Distributor	SEI Investments Distribution Co. 1 Freedom Valley Drive Oaks, Pennsylvania 19456
Transfer & Shareholder Servicing Agent	DST Asset Manager Solutions, Inc.
Custodian	JPMorgan Chase Bank
Counsel	Morgan, Lewis & Bockius LLP
Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Schroder Series Trust Schroder Global Series Trust P.O. Box 219360 Kansas City, MO 64121-9360 (800) 464-3108

SCH-SA-001-0400

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.   Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.  Exhibits.

(a)(1) Not applicable for semi-annual report.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Series Trust

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Dated: July 8, 2020	President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Dated: July 8, 2020	President

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Dated: July 8, 2020	Treasurer, Controller, and CFO